UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2011

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
New Insights
Fund - Class A, Class T, Class B
and Class C

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	1.06%
Actual		$ 1,000.00	$ 1,040.30	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.30%
Actual		$ 1,000.00	$ 1,039.20	$ 6.57
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.87%
Actual		$ 1,000.00	$ 1,036.40	$ 9.44
Hypothetical A		$ 1,000.00	$ 1,015.52	$ 9.35
Class C	1.80%
Actual		$ 1,000.00	$ 1,036.80	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,041.90	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.4	6.6
Google, Inc. Class A	4.0	4.9
McDonald's Corp.	2.5	2.0
Berkshire Hathaway, Inc. Class A	2.4	2.8
The Coca-Cola Co.	2.2	2.1
The Walt Disney Co.	1.9	2.0
Noble Energy, Inc.	1.8	1.5
Wells Fargo & Co.	1.6	2.2
Amazon.com, Inc.	1.6	1.4
Oracle Corp.	1.5	1.2
	25.9
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.6	31.3
Consumer Discretionary	18.5	17.5
Health Care	10.3	8.1
Financials	8.6	9.6
Energy	7.9	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 93.2%		Stocks 91.4%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 8.4%
* Foreign investments	18.5%	** Foreign investments	21.1%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.4%
Autoliv, Inc.	221,200	$ 17,353
Gentex Corp.	711,200	21,500
Lear Corp.	52,800	2,824
TRW Automotive Holdings Corp. (a)	430,900	25,436
		67,113
Automobiles - 0.5%
Ford Motor Co. (a)	1,197,600	16,515
Honda Motor Co. Ltd. sponsored ADR	46,000	1,776
Hyundai Motor Co.	192,695	42,801
Tesla Motors, Inc. (a)(d)	769,500	22,416
		83,508
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	390,744	8,315
Kroton Educacional SA unit (a)	524,100	6,798
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	63,300	7,072
Weight Watchers International, Inc.	150,700	11,373
		33,558
Hotels, Restaurants & Leisure - 5.4%
Ajisen (China) Holdings Ltd.	5,260,000	10,896
Arcos Dorados Holdings, Inc.	699,900	14,761
Buffalo Wild Wings, Inc. (a)	132,467	8,784
Chipotle Mexican Grill, Inc. (a)	582,628	179,560
Galaxy Entertainment Group Ltd. (a)	7,164,000	15,319
InterContinental Hotel Group PLC	229,300	4,694
Las Vegas Sands Corp. (a)	642,822	27,134
Little Sheep Group Ltd.	5,812,000	4,653
McDonald's Corp.	5,164,652	435,483
Red Robin Gourmet Burgers, Inc. (a)	80,400	2,925
Sands China Ltd. (a)	77,200	208
Starbucks Corp.	2,462,363	97,239
Tim Hortons, Inc. (Canada)	2,742,700	133,921
Wynn Resorts Ltd.	160,800	23,081
Yum! Brands, Inc.	31,800	1,757
		960,415
Household Durables - 0.2%
SodaStream International Ltd.	125,200	7,613
Tempur-Pedic International, Inc. (a)	444,325	30,134
		37,747
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	1,414,500	$ 289,251
ASOS PLC (a)(d)	340,081	13,099
Netflix, Inc. (a)(d)	94,800	24,903
Ocado Group PLC (a)(d)	4,956,900	14,503
Priceline.com, Inc. (a)	244,200	125,013
		466,769
Media - 3.5%
DIRECTV (a)	1,461,856	74,292
Discovery Communications, Inc. (a)	3,168,200	129,769
DreamWorks Animation SKG, Inc. Class A (a)	45,424	913
Legend Pictures LLC (f)(h)	5,533	4,150
Liberty Media Corp. Capital Series A (a)	153,732	13,183
Naspers Ltd. Class N	217,728	12,299
Pandora Media, Inc.	43,700	826
Scripps Networks Interactive, Inc. Class A	999,100	48,836
The Walt Disney Co.	8,656,180	337,937
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)(h)	2,267	850
Virgin Media, Inc.	227,700	6,815
		629,870
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	2,070,109	137,911
Dollarama, Inc.	285,400	9,668
Dollarama, Inc. (e)	229,600	7,778
Macy's, Inc.	434,800	12,714
Maoye International Holdings Ltd.	7,993,000	3,985
Marisa Lojas SA	208,500	3,179
Springland International Holdings Ltd.	83,000	69
		175,304
Specialty Retail - 2.5%
AutoZone, Inc. (a)	57,100	16,836
Bed Bath & Beyond, Inc. (a)	1,080,900	63,092
DSW, Inc. Class A (a)	43,569	2,205
Express, Inc.	40,500	883
Foschini Ltd.	267,100	3,484
Fourlis Holdings SA	251,930	1,513
L'Occitane Ltd. (a)	226,750	606
Limited Brands, Inc.	477,000	18,341
Luk Fook Holdings International Ltd.	186,000	902
O'Reilly Automotive, Inc. (a)	265,300	17,380
Penske Automotive Group, Inc.	80,100	1,821
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	959,573	$ 76,881
Sally Beauty Holdings, Inc. (a)	305,746	5,228
Tiffany & Co., Inc.	68,600	5,386
TJX Companies, Inc.	4,166,000	218,840
Tractor Supply Co.	13,400	896
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	132,502	8,557
Vitamin Shoppe, Inc. (a)	196,435	8,989
		451,840
Textiles, Apparel & Luxury Goods - 2.0%
Arezzo Industria e Comercio SA	44,000	616
Burberry Group PLC	1,863,400	43,363
China Hongxing Sports Ltd.	6,000,000	562
Coach, Inc.	274,000	17,517
Deckers Outdoor Corp. (a)	76,900	6,778
lululemon athletica, Inc. (a)	77,000	8,610
NIKE, Inc. Class B	2,551,300	229,566
Phillips-Van Heusen Corp.	99,316	6,502
Polo Ralph Lauren Corp. Class A	70,451	9,343
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	156,100	12,068
Vera Bradley, Inc.	115,900	4,427
VF Corp.	65,000	7,056
Wolverine World Wide, Inc.	39,961	1,668
		348,076
TOTAL CONSUMER DISCRETIONARY		3,254,200
CONSUMER STAPLES - 5.8%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	81,311	4,720
Boston Beer Co., Inc. Class A (a)	20,500	1,837
Coca-Cola Icecek AS	259,000	3,822
Dr Pepper Snapple Group, Inc.	289,100	12,122
Hansen Natural Corp. (a)	25,000	2,024
The Coca-Cola Co.	5,862,287	394,473
		418,998
Food & Staples Retailing - 0.6%
Bim Birlesik Magazalar AS JSC	243,000	7,897
China Resources Enterprise Ltd.	1,890,000	7,723
Costco Wholesale Corp.	789,600	64,147
Droga Raia SA	343,000	5,713
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Eurocash SA	170,900	$ 1,838
Shoprite Holdings Ltd.	217,600	3,276
Wal-Mart de Mexico SA de CV Series V	3,727,800	11,045
Walgreen Co.	82,000	3,482
Whole Foods Market, Inc.	95,300	6,047
		111,168
Food Products - 1.0%
Danone	50,600	3,776
Diamond Foods, Inc. (d)	406,118	31,003
General Mills, Inc.	222,600	8,285
Green Mountain Coffee Roasters, Inc. (a)	617,400	55,109
Kraft Foods, Inc. Class A	48,400	1,705
Mead Johnson Nutrition Co. Class A	131,900	8,910
Nestle SA	42,201	2,623
Orion Corp.	694	297
Shenguan Holdings Group Ltd.	4,640,000	3,279
Tingyi (Cayman Islands) Holding Corp.	2,888,000	8,926
TreeHouse Foods, Inc. (a)	608,893	33,252
Want Want China Holdings Ltd.	25,201,000	24,450
		181,615
Household Products - 1.1%
Colgate-Palmolive Co.	2,043,200	178,596
Procter & Gamble Co.	93,667	5,954
		184,550
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	1,143,400	120,274
Nu Skin Enterprises, Inc. Class A	281,600	10,574
		130,848
Tobacco - 0.0%
Philip Morris International, Inc.	26,739	1,785
TOTAL CONSUMER STAPLES		1,028,964
ENERGY - 7.9%
Energy Equipment & Services - 1.0%
Dresser-Rand Group, Inc. (a)	33,200	1,785
Schlumberger Ltd.	2,026,100	175,055
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Seadrill Ltd.	169,600	$ 5,970
Weatherford International Ltd. (a)	72,848	1,366
		184,176
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	1,866,000	143,234
Apache Corp.	478,861	59,087
Baytex Energy Corp. (d)	29,600	1,618
BG Group PLC	730,939	16,587
Birchcliff Energy Ltd. (a)	1,304,400	17,610
Canadian Natural Resources Ltd.	995,400	41,730
Chesapeake Energy Corp.	42,000	1,247
Clean Energy Fuels Corp. (a)(d)	97,300	1,279
CNOOC Ltd. sponsored ADR (d)	69,200	16,326
Concho Resources, Inc. (a)	1,087,080	99,848
Continental Resources, Inc. (a)	665,700	43,211
El Paso Corp.	85,100	1,719
EnCana Corp.	40,900	1,263
EOG Resources, Inc.	636,400	66,536
GoviEx Uranium, Inc. (a)(f)	3,477,000	6,954
Gran Tierra Energy, Inc. (Canada) (a)	156,200	1,028
Ivanhoe Energy, Inc. (a)(e)	772,500	1,466
Kosmos Energy Ltd.	423,000	7,183
Noble Energy, Inc.	3,526,700	316,098
Oasis Petroleum, Inc. (a)	411,452	12,212
Occidental Petroleum Corp.	2,127,100	221,303
OGX Petroleo e Gas Participacoes SA (a)	406,900	3,803
Painted Pony Petroleum Ltd. Class A (a)	324,811	3,769
QEP Resources, Inc.	217,500	9,098
Range Resources Corp.	95,700	5,311
Sable Mining Africa Ltd. (a)	38,756,373	11,974
Skope Energy, Inc. (e)	784,000	7,690
Southwestern Energy Co. (a)	316,100	13,554
Tourmaline Oil Corp. (a)	1,026,100	34,090
Tourmaline Oil Corp. (a)(e)	303,400	10,080
TransAtlantic Petroleum Ltd. (a)(e)	918,400	1,514
Tullow Oil PLC	387,600	7,714
Ultrapar Participacoes SA	570,000	10,096
Whiting Petroleum Corp. (a)	255,200	14,523
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	175,800	$ 5,318
World Fuel Services Corp.	50,500	1,814
		1,217,887
TOTAL ENERGY		1,402,063
FINANCIALS - 8.6%
Capital Markets - 0.4%
BlackRock, Inc. Class A	287,300	55,107
Charles Schwab Corp.	327,000	5,379
Evercore Partners, Inc. Class A	76,100	2,536
T. Rowe Price Group, Inc.	148,300	8,948
		71,970
Commercial Banks - 2.5%
Banco Bradesco SA (PN) sponsored ADR	169,600	3,475
Banco do Brasil SA	130,100	2,333
BanColombia SA sponsored ADR	27,800	1,855
Bank of China Ltd. (H Shares)	9,007,000	4,387
HDFC Bank Ltd. sponsored ADR	23,400	4,128
Industrial & Commercial Bank of China Ltd. (H Shares)	10,159,000	7,715
Itau Unibanco Banco Multiplo SA sponsored ADR	2,451,300	57,728
M&T Bank Corp.	212,100	18,654
PT Bank Central Asia Tbk	7,269,500	6,484
PT Bank Tabungan Negara Tbk	3,648,000	719
Royal Bank of Canada	111,200	6,357
Standard Chartered PLC (United Kingdom)	873,975	22,975
The Toronto-Dominion Bank	120,000	10,176
Wells Fargo & Co.	10,340,485	290,154
		437,140
Consumer Finance - 0.0%
American Express Co.	33,700	1,742
Credit Acceptance Corp. (a)	38,700	3,269
Discover Financial Services	91,000	2,434
		7,445
Diversified Financial Services - 1.5%
Citigroup, Inc.	3,713,770	154,641
ING Groep NV (Certificaten Van Aandelen) (a)	936,500	11,542
JPMorgan Chase & Co.	2,348,517	96,148
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MSCI, Inc. Class A (a)	120,861	$ 4,554
NBH Holdings Corp. Class A (a)(e)	10,500	189
		267,074
Insurance - 3.8%
ACE Ltd.	291,900	19,213
Admiral Group	1,600,100	42,654
AIA Group Ltd.	5,844,400	20,241
Berkshire Hathaway, Inc. Class A (a)	3,659	424,828
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,700	13,889
MetLife, Inc.	675,700	29,643
Prudential Financial, Inc.	191,600	12,184
Qualicorp SA	585,000	5,584
The Chubb Corp.	1,168,800	73,179
The Travelers Companies, Inc.	408,400	23,842
		665,257
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	11,172	1,299
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	3,613,250	41,315
CB Richard Ellis Group, Inc. Class A (a)	328,100	8,239
Wharf Holdings Ltd.	374,000	2,598
		52,152
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	508,500	13,496
TOTAL FINANCIALS		1,515,833
HEALTH CARE - 10.2%
Biotechnology - 2.9%
Achillion Pharmaceuticals, Inc. (a)	483,400	3,596
Alexion Pharmaceuticals, Inc. (a)	1,081,200	50,849
Amarin Corp. PLC ADR (a)	1,011,400	14,635
Amgen, Inc. (a)	536,200	31,287
Anthera Pharmaceuticals, Inc. (a)	157,300	1,285
ARIAD Pharmaceuticals, Inc. (a)	2,535,472	28,727
ArQule, Inc. (a)	1,251,236	7,820
AVEO Pharmaceuticals, Inc. (a)	240,900	4,965
Biogen Idec, Inc. (a)	1,333,200	142,546
BioMarin Pharmaceutical, Inc. (a)	131,900	3,589
Celgene Corp. (a)	2,900	175
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	3,878,200	$ 160,596
Human Genome Sciences, Inc. (a)	505,400	12,403
Incyte Corp. (a)(d)	614,300	11,635
Inhibitex, Inc. (a)	252,900	991
NPS Pharmaceuticals, Inc. (a)	263,400	2,489
ONYX Pharmaceuticals, Inc. (a)	121,208	4,279
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	71
Targacept, Inc. (a)	1,215,200	25,604
Theravance, Inc. (a)	111,600	2,479
Vertex Pharmaceuticals, Inc. (a)	204,500	10,632
		520,653
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	231,100	1,597
C. R. Bard, Inc.	95,599	10,503
Covidien PLC	160,600	8,549
Cyberonics, Inc. (a)	24,500	685
DENTSPLY International, Inc.	45,800	1,744
Edwards Lifesciences Corp. (a)	538,697	46,964
Gen-Probe, Inc. (a)	107,200	7,413
Hill-Rom Holdings, Inc.	1,371,919	63,163
I-Pulse, Inc. (a)	58,562	94
ICU Medical, Inc. (a)	122,800	5,366
Intuitive Surgical, Inc. (a)	23,900	8,893
Neogen Corp. (a)	11,880	537
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,892,000	12,821
Sirona Dental Systems, Inc. (a)	126,100	6,696
St. Jude Medical, Inc.	345,800	16,488
Stryker Corp.	28,000	1,643
Varian Medical Systems, Inc. (a)	296,700	20,775
Volcano Corp. (a)	160,933	5,197
		219,128
Health Care Providers & Services - 1.1%
Aetna, Inc.	156,000	6,878
AmerisourceBergen Corp.	126,700	5,245
Cardinal Health, Inc.	432,100	19,626
Diagnosticos da America SA	234,000	3,148
Express Scripts, Inc. (a)	176,600	9,533
HealthSouth Corp. (a)	68,800	1,806
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HMS Holdings Corp. (a)	141,700	$ 10,892
Humana, Inc.	42,600	3,431
Laboratory Corp. of America Holdings (a)	36,900	3,572
McKesson Corp.	82,800	6,926
Medco Health Solutions, Inc. (a)	345,100	19,505
MedQuist Holdings, Inc. (a)	28,900	373
Molina Healthcare, Inc. (a)	93,937	2,548
UnitedHealth Group, Inc.	1,487,700	76,736
Universal Health Services, Inc. Class B	234,100	12,063
Wellcare Health Plans, Inc. (a)	51,400	2,642
WellPoint, Inc.	159,100	12,532
		197,456
Health Care Technology - 0.6%
Cerner Corp. (a)	1,106,546	67,621
Quality Systems, Inc. (d)	360,600	31,480
		99,101
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	1,230,100	62,870
Fluidigm Corp. (f)	112,607	1,700
Illumina, Inc. (a)	170,000	12,776
Mettler-Toledo International, Inc. (a)	715,300	120,650
Sequenom, Inc. (a)	25,369	192
Thermo Fisher Scientific, Inc. (a)	54,400	3,503
Waters Corp. (a)	866,700	82,978
		284,669
Pharmaceuticals - 2.7%
Abbott Laboratories	698,628	36,762
Allergan, Inc.	129,600	10,789
AstraZeneca PLC (United Kingdom)	466,703	23,326
Bayer AG	439,684	35,353
Bristol-Myers Squibb Co.	125,100	3,623
Dr. Reddy's Laboratories Ltd. sponsored ADR	7,900	271
Forest Laboratories, Inc. (a)	110,200	4,335
Lupin Ltd.	300,019	3,020
MAP Pharmaceuticals, Inc. (a)	599,800	9,579
Mylan, Inc. (a)	508,300	12,540
Novo Nordisk A/S Series B	835,720	104,713
Perrigo Co.	566,600	49,787
Pfizer, Inc.	1,191,319	24,541
Piramal Healthcare Ltd.	7,377	66
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	500,000	$ 12,050
Shire PLC	1,480,000	46,273
Teva Pharmaceutical Industries Ltd. sponsored ADR	377,400	18,198
The Medicines Company (a)	657,600	10,857
Valeant Pharmaceuticals International, Inc. (Canada)	1,035,206	53,832
ViroPharma, Inc. (a)	88,600	1,639
Warner Chilcott PLC	386,100	9,317
Watson Pharmaceuticals, Inc. (a)	178,100	12,241
		483,112
TOTAL HEALTH CARE		1,804,119
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	97,700	3,454
Precision Castparts Corp.	67,900	11,180
TransDigm Group, Inc. (a)	69,400	6,329
United Technologies Corp.	159,500	14,117
		35,080
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,204,472	94,961
Expeditors International of Washington, Inc.	259,600	13,289
		108,250
Commercial Services & Supplies - 0.6%
Aggreko PLC	153,200	4,743
Edenred	394,300	12,032
KAR Auction Services, Inc. (a)	245,500	4,642
Stericycle, Inc. (a)	676,515	60,291
Swisher Hygiene, Inc. (f)	1,395,310	7,856
Waste Connections, Inc.	476,600	15,123
		104,687
Electrical Equipment - 0.8%
AMETEK, Inc.	38,200	1,715
Cooper Industries PLC Class A	622,245	37,129
II-VI, Inc. (a)	66,600	1,705
Polypore International, Inc. (a)	469,363	31,842
Rockwell Automation, Inc.	208,700	18,107
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	392,000	$ 32,654
Sensata Technologies Holding BV (a)	408,000	15,361
		138,513
Industrial Conglomerates - 0.0%
3M Co.	92,300	8,755
Hutchison Whampoa Ltd.	135,000	1,457
		10,212
Machinery - 1.9%
Caterpillar, Inc.	215,200	22,910
China Automation Group Ltd.	6,215,000	4,353
Cummins, Inc.	261,100	27,021
Danaher Corp.	2,978,554	157,834
Deere & Co.	220,400	18,172
Donaldson Co., Inc.	8,100	492
Dover Corp.	403,000	27,323
Gardner Denver, Inc.	44,400	3,732
Graco, Inc.	109,300	5,537
IDEX Corp.	36,000	1,651
Nordson Corp.	608,600	33,382
Pall Corp.	425,900	23,948
Rotork PLC	55,900	1,513
WABCO Holdings, Inc. (a)	173,000	11,947
		339,815
Professional Services - 0.2%
Experian PLC	671,500	8,551
IHS, Inc. Class A (a)	212,895	17,760
Michael Page International PLC	199,200	1,710
Nielsen Holdings B.V. (a)	262,500	8,180
		36,201
Road & Rail - 1.8%
Canadian National Railway Co.	1,037,500	82,987
CSX Corp.	3,518,700	92,260
Hertz Global Holdings, Inc. (a)	212,100	3,368
Localiza Rent A Car SA	573,000	10,241
Norfolk Southern Corp.	133,000	9,966
Union Pacific Corp.	1,087,600	113,545
Zipcar, Inc. (a)(d)	68,300	1,394
		313,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(e)	320,800	$ 7,792
Class A (d)	416,800	10,124
Mills Estruturas e Servicos de Engenharia SA	252,000	3,632
Noble Group Ltd.	7,089,000	11,370
W.W. Grainger, Inc.	223,200	34,295
		67,213
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	14,600	12
TOTAL INDUSTRIALS		1,153,744
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	596,700	41,847
Aruba Networks, Inc. (a)	944,949	27,923
Calix Networks, Inc. (a)	415,034	8,641
F5 Networks, Inc. (a)	131,000	14,443
HTC Corp.	1,675,850	56,214
Juniper Networks, Inc. (a)	371,281	11,695
Motorola Solutions, Inc.	111,600	5,138
Polycom, Inc. (a)	591,300	38,021
QUALCOMM, Inc.	2,137,951	121,414
Riverbed Technology, Inc. (a)	828,000	32,781
		358,117
Computers & Peripherals - 7.7%
Apple, Inc. (a)	3,363,546	1,129,039
Dell, Inc. (a)	1,413,200	23,558
EMC Corp. (a)	4,533,500	124,898
NetApp, Inc. (a)	1,698,515	89,648
		1,367,143
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,377,740	128,374
Arrow Electronics, Inc. (a)	238,900	9,914
E Ink Holdings, Inc. GDR (a)(e)	89,500	1,675
IPG Photonics Corp. (a)	291,786	21,216
National Instruments Corp.	286,600	8,509
		169,688
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.8%
Active Network, Inc.	220,552	$ 3,882
AOL, Inc. (a)	785,300	15,596
Baidu.com, Inc. sponsored ADR (a)	508,300	71,228
Constant Contact, Inc. (a)(d)	405,700	10,297
Dice Holdings, Inc. (a)	347,600	4,700
eBay, Inc. (a)	2,220,961	71,670
Facebook, Inc. Class B (a)(f)	763,842	19,096
Google, Inc. Class A (a)	1,388,905	703,314
LogMeIn, Inc. (a)(d)	221,200	8,532
Mercadolibre, Inc. (d)	367,700	29,173
Open Text Corp. (a)	35,500	2,276
OpenTable, Inc. (a)(d)	373,500	31,045
Tencent Holdings Ltd.	1,676,100	45,490
WebMD Health Corp. (a)	193,336	8,812
		1,025,111
IT Services - 2.5%
Accenture PLC Class A	2,436,700	147,225
Alliance Data Systems Corp. (a)	60,400	5,682
Atos Origin SA	29,623	1,674
Broadridge Financial Solutions, Inc.	49,109	1,182
Cognizant Technology Solutions Corp. Class A (a)	942,700	69,138
Fidelity National Information Services, Inc.	729,697	22,467
Fiserv, Inc. (a)	299,681	18,769
International Business Machines Corp.	128,500	22,044
MasterCard, Inc. Class A	72,000	21,696
ServiceSource International, Inc.	314,300	6,984
Teradata Corp. (a)	58,300	3,510
Visa, Inc. Class A	1,440,800	121,402
		441,773
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	3,990,600	184,964
Analog Devices, Inc.	1,307,900	51,191
ARM Holdings PLC sponsored ADR (d)	2,250,100	63,970
ASML Holding NV	847,000	31,305
Atmel Corp. (a)	2,708,300	38,106
Avago Technologies Ltd.	2,165,800	82,300
Broadcom Corp. Class A	745,700	25,085
Cavium, Inc. (a)(d)	659,500	28,748
Cymer, Inc. (a)	184,600	9,140
GT Solar International, Inc. (a)(d)	717,900	11,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	37,800	$ 2,340
Linear Technology Corp.	1,074,200	35,470
LSI Corp. (a)	233,400	1,662
Marvell Technology Group Ltd. (a)	600,200	8,862
Maxim Integrated Products, Inc.	863,700	22,076
Micrel, Inc.	39,077	413
Microchip Technology, Inc. (d)	178,200	6,756
Netlogic Microsystems, Inc. (a)	237,087	9,583
Novellus Systems, Inc. (a)	172,900	6,249
NVIDIA Corp. (a)	1,244,800	19,836
Omnivision Technologies, Inc. (a)	394,000	13,715
Samsung Electronics Co. Ltd.	124,336	96,253
Semtech Corp. (a)	103,700	2,835
Skyworks Solutions, Inc. (a)	2,490,976	57,243
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,346	7,986
TriQuint Semiconductor, Inc. (a)	588,419	5,996
		823,714
Software - 5.9%
ANSYS, Inc. (a)	229,900	12,569
BMC Software, Inc. (a)	1,388,800	75,967
BroadSoft, Inc. (a)	45,900	1,750
Check Point Software Technologies Ltd. (a)	1,478,900	84,075
Citrix Systems, Inc. (a)	1,191,500	95,320
CommVault Systems, Inc. (a)	176,983	7,867
Fortinet, Inc. (a)	1,211,700	33,067
Informatica Corp. (a)	1,256,879	73,439
Intuit, Inc. (a)	1,277,600	66,256
NetSuite, Inc. (a)(d)	273,900	10,737
Nuance Communications, Inc. (a)	165,900	3,562
Oracle Corp.	7,887,350	259,573
Pegasystems, Inc.	38,203	1,778
QLIK Technologies, Inc.	218,400	7,439
RealPage, Inc.	208,303	5,514
Red Hat, Inc. (a)	369,900	16,978
Rovi Corp. (a)	885,700	50,804
salesforce.com, Inc. (a)	1,059,700	157,874
SAP AG sponsored ADR (d)	79,700	4,834
Solera Holdings, Inc.	460,100	27,220
SuccessFactors, Inc. (a)	48,200	1,417
TIBCO Software, Inc. (a)	879,100	25,511
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc. warrants 8/10/17 (a)(f)	18,952	$ 0
VMware, Inc. Class A (a)	251,000	25,158
		1,048,709
TOTAL INFORMATION TECHNOLOGY		5,234,255
MATERIALS - 5.6%
Chemicals - 0.4%
Albemarle Corp.	108,300	7,494
Celanese Corp. Class A	112,800	6,013
Ecolab, Inc.	183,800	10,363
Huabao International Holdings Ltd.	2,652,000	2,413
PPG Industries, Inc.	247,900	22,507
Praxair, Inc.	92,200	9,994
Sherwin-Williams Co.	20,500	1,719
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	29,300	1,896
Valspar Corp.	86,100	3,105
W.R. Grace & Co. (a)	37,100	1,693
		67,197
Containers & Packaging - 0.2%
Ball Corp.	181,800	6,992
Crown Holdings, Inc. (a)	181,400	7,042
Lock & Lock Co. Ltd.	27,270	1,108
Rock-Tenn Co. Class A	175,700	11,656
Silgan Holdings, Inc.	148,892	6,100
		32,898
Metals & Mining - 5.0%
Allied Nevada Gold Corp. (Canada) (a)	466,500	16,451
AngloGold Ashanti Ltd. sponsored ADR	1,068,600	44,977
Aurizon Mines Ltd. (a)	562,800	3,151
Avion Gold Corp. (a)	5,587,800	11,240
B2Gold Corp. (a)	6,142,000	20,762
B2Gold Corp. (a)(e)	660,000	2,231
Canaco Resources, Inc. (a)	391,300	1,351
Canaco Resources, Inc. (e)	1,013,500	3,500
Centerra Gold, Inc.	24,100	400
Dalradian Resources, Inc. (a)	883,300	1,383
Eldorado Gold Corp.	4,564,803	67,355
Extorre Gold Mines Ltd. (a)	1,525,400	19,629
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Extorre Gold Mines Ltd. (a)(e)	128,900	$ 1,659
First Quantum Minerals Ltd.	17,000	2,479
Fortescue Metals Group Ltd.	522,805	3,560
Franco-Nevada Corp.	2,032,900	75,886
Franco-Nevada Corp. (e)	126,300	4,715
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	399
Freeport-McMoRan Copper & Gold, Inc.	844,300	44,663
Goldcorp, Inc.	2,852,601	137,986
Intrepid Mines Ltd. (Australia) (a)	548,909	836
Ivanhoe Australia Ltd. (a)	214,982	553
Ivanhoe Mines Ltd. (a)	4,967,555	125,528
Kinross Gold Corp. warrants 9/17/14 (a)	141,922	361
Kirkland Lake Gold, Inc. (a)	113,500	1,789
Medusa Mining Ltd.	2,789,770	19,717
New Gold, Inc. (a)	1,869,700	19,290
Newcrest Mining Ltd.	4,500,688	182,026
Osisko Mining Corp. (a)	930,000	14,455
Perseus Mining Ltd. (Canada) (a)	319,000	893
Pilot Gold, Inc. (a)	95,875	219
Premier Gold Mines Ltd. (a)	249,900	1,469
Rainy River Resources Ltd. (a)	985,800	9,557
Randgold Resources Ltd. sponsored ADR	145,222	12,206
Romarco Minerals, Inc. (a)	487,400	829
Royal Gold, Inc.	125,200	7,333
Sabina Gold & Silver Corp. (a)	151,900	929
San Gold Corp. (a)	1,017,900	3,441
SEMAFO, Inc. (a)	1,103,100	8,453
Tahoe Resources, Inc. (e)	1,170,900	21,854
Tigray Resources, Inc.	280,960	0
Torex Gold Resources, Inc. (a)(d)	1,000,000	1,804
US Gold Corp. (a)(d)	543,200	3,275
		900,594
TOTAL MATERIALS		1,000,689
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AboveNet, Inc.	21,500	1,515
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecomunicacoes de Sao Paulo SA sponsored ADR	1,091,975	$ 32,432
tw telecom, inc. (a)	86,700	1,780
		35,727
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	974,900	51,017
Millicom International Cellular SA	16,800	1,743
Millicom International Cellular SA unit	31,600	3,298
SOFTBANK CORP.	133,200	5,043
TIM Participacoes SA sponsored ADR (non-vtg.)	479,900	23,616
		84,717
TOTAL TELECOMMUNICATION SERVICES		120,444
UTILITIES - 0.1%
Gas Utilities - 0.1%
ONEOK, Inc.	174,200	12,893
Multi-Utilities - 0.0%
YTL Corp. Bhd	18,974,550	9,740
TOTAL UTILITIES		22,633
TOTAL COMMON STOCKS (Cost $11,799,123)		16,536,944
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. Series G (a)(f)	539,680	17,048
Media - 0.1%
Zynga Game Network, Inc. (a)(f)	1,265,654	17,756
TOTAL CONSUMER DISCRETIONARY		34,804
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(f)	463,700	$ 3,881
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	15,000
		18,881
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(f)	91,600	1,963
Series E, 6.00% (a)(f)	6,622	142
superDimension Ltd. warrants 6/16/20 (a)(f)	1,656	0
		2,105
TOTAL HEALTH CARE		20,986
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Digg, Inc. Series C, 8.00% (a)(f)	64,821	316
Ning, Inc. Series D 8.00% (a)(f)	541,260	3,191
		3,507
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	602,295	2,578
Series C-1, 8.00% (a)(f)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		6,288
TOTAL CONVERTIBLE PREFERRED STOCKS		62,078
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	11,534	2,381
TOTAL PREFERRED STOCKS (Cost $65,103)		64,459
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (e) (Cost $220)	$ 220	$ 214
Notes - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note
15% 11/4/11 (f)(g) (Cost $3,210)	3,210	3,210
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,264,755,740	1,264,756
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	157,447,600	157,448
TOTAL MONEY MARKET FUNDS (Cost $1,422,204)		1,422,204
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $13,289,860)		18,027,031
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(278,505)
NET ASSETS - 100%		$ 17,748,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,756,000 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,894,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,102
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,991
Security	Acquisition Date	Acquisition Cost (000s)
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Groupon, Inc.	12/17/10	$ 17,048
Legend Pictures LLC	9/23/10	$ 4,150
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	5/4/10 - 6/6/11	$ 3,210
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 1,963
superDimension Ltd. Series E, 6.00%	6/15/10	$ 142
superDimension Ltd. warrants	6/15/10 - 6/16/20	$ 0
Swisher Hygiene, Inc.	3/22/11	$ 6,977
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Zynga Game Network, Inc.	2/18/11	$ 17,756
(g) Includes a facility warrant
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 884
Fidelity Securities Lending Cash Central Fund	779
Total	$ 1,663
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sable Mining Africa Ltd.	$ 26,460	$ -	$ 10,029	$ -	$ -
Total	$ 26,460	$ -	$ 10,029	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,291,385	$ 3,246,325	$ 4,694	$ 40,366
Consumer Staples	1,028,964	1,024,244	4,720	-
Energy	1,402,063	1,395,109	-	6,954
Financials	1,515,833	1,504,102	11,542	189
Health Care	1,825,105	1,627,942	176,083	21,080
Industrials	1,153,744	1,153,744	-	-
Information Technology	5,240,543	5,215,159	-	25,384
Materials	1,000,689	1,000,689	-	-
Telecommunication Services	120,444	115,401	5,043	-
Utilities	22,633	22,633	-	-
Corporate Bonds	214	-	214	-
Notes	3,210	-	-	3,210
Money Market Funds	1,422,204	1,422,204	-	-
Total Investments in Securities:	$ 18,027,031	$ 17,727,552	$ 202,296	$ 97,183
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 39,538
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	9,651
Cost of Purchases	37,950
Proceeds of Sales	(1,177)
Amortization/Accretion	-
Transfers in to Level 3	17,797
Transfers out of Level 3	(6,576)
Ending Balance	$ 97,183
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 9,651

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Canada	5.7%
United Kingdom	1.6%
Brazil	1.2%
Australia	1.1%
Ireland	1.1%
Netherlands Antilles	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $1,673,348,000 of which $3,073,000, $6,900,000, $726,035,000, $824,136,000 and $113,204,000 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively.

A capital loss carryforward of approximately $9,973,000 was acquired from the Fidelity Advisor Fifty Fund, of which $3,073,000 and $6,900,000 will expire in fiscal 2014 and 2015, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,688) - See accompanying schedule: Unaffiliated issuers (cost $11,867,656)	$ 16,604,827
Fidelity Central Funds (cost $1,422,204)	1,422,204
Total Investments (cost $13,289,860)		$ 18,027,031
Cash		195
Foreign currency held at value (cost $757)		761
Receivable for investments sold		33,985
Receivable for fund shares sold		38,324
Dividends receivable		10,906
Interest receivable		351
Distributions receivable from Fidelity Central Funds		195
Other receivables		426
Total assets		18,112,174

Liabilities
Payable for investments purchased	$ 168,189
Payable for fund shares redeemed	23,034
Accrued management fee	7,175
Distribution and service plan fees payable	4,169
Other affiliated payables	3,172
Other payables and accrued expenses	461
Collateral on securities loaned, at value	157,448
Total liabilities		363,648

Net Assets		$ 17,748,526
Net Assets consist of:
Paid in capital		$ 14,693,608
Accumulated net investment loss		(26,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,656,113)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,737,204
Net Assets		$ 17,748,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,211,019 ÷ 299,559 shares)	$ 20.73

Maximum offering price per share (100/94.25 of $20.73)	$ 21.99
Class T: Net Asset Value and redemption price per share ($1,824,850 ÷ 89,092 shares)	$ 20.48

Maximum offering price per share (100/96.50 of $20.48)	$ 21.22
Class B: Net Asset Value and offering price per share ($374,537 ÷ 19,071 shares)A	$ 19.64

Class C: Net Asset Value and offering price per share ($2,307,729 ÷ 116,947 shares)A	$ 19.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,030,391 ÷ 335,500 shares)	$ 20.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 65,665
Interest		192
Income from Fidelity Central Funds		1,663
Total income		67,520

Expenses
Management fee Basic fee	$ 47,660
Performance adjustment	1,225
Transfer agent fees	17,979
Distribution and service plan fees	25,376
Accounting and security lending fees	809
Custodian fees and expenses	408
Independent trustees' compensation	43
Registration fees	471
Audit	24
Legal	23
Miscellaneous	86
Total expenses before reductions	94,104
Expense reductions	(519)	93,585
Net investment income (loss)		(26,065)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	183,999
Other affiliated issuers	(2,036)
Foreign currency transactions	(897)
Total net realized gain (loss)		181,066
Change in net unrealized appreciation (depreciation) on: Investment securities	497,736
Assets and liabilities in foreign currencies	(54)
Total change in net unrealized appreciation (depreciation)		497,682
Net gain (loss)		678,748
Net increase (decrease) in net assets resulting from operations		$ 652,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (26,065)	$ (46,327)
Net realized gain (loss)	181,066	30,271
Change in net unrealized appreciation (depreciation)	497,682	2,071,680
Net increase (decrease) in net assets resulting from operations	652,683	2,055,624
Distributions to shareholders from net realized gain	(24,043)	(40,949)
Share transactions - net increase (decrease)	1,314,482	1,543,873
Total increase (decrease) in net assets	1,943,122	3,558,548

Net Assets
Beginning of period	15,805,404	12,246,856
End of period (including accumulated net investment loss of $26,173 and accumulated net investment loss of $108, respectively)	$ 17,748,526	$ 15,805,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	- J	.05	.08	.06
Net realized and unrealized gain (loss)	.84	2.81	3.89	(8.22)	3.65	1.78
Total from investment operations	.81	2.76	3.89	(8.17)	3.73	1.84
Distributions from net investment income	-	-	-	- J	(.06)	(.03)
Distributions from net realized gain	(.04)	(.04)	(.01)	(.12)	(.39)	(.08)
Total distributions	(.04)	(.04)	(.01)	(.12)	(.45)	(.12) K
Net asset value, end of period	$ 20.73	$ 19.96	$ 17.24	$ 13.36	$ 21.65	$ 18.37
Total Return B, C, D	4.03%	16.07%	29.12%	(37.92)%	20.26%	11.06%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.06% A	1.14%	1.19%	1.10%	1.09%	1.12%
Expenses net of fee waivers, if any	1.06% A	1.14%	1.19%	1.10%	1.09%	1.12%
Expenses net of all reductions	1.05% A	1.13%	1.18%	1.10%	1.08%	1.11%
Net investment income (loss)	(.26)% A	(.28)%	-% L	.26%	.42%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 6,211	$ 5,603	$ 4,265	$ 2,614	$ 2,630	$ 1,823
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.04)	- J	.04	.03
Net realized and unrealized gain (loss)	.83	2.78	3.86	(8.18)	3.62	1.77
Total from investment operations	.78	2.69	3.82	(8.18)	3.66	1.80
Distributions from net realized gain	(.04)	(.03)	-	(.12)	(.39)	(.08)
Net asset value, end of period	$ 20.48	$ 19.74	$ 17.08	$ 13.26	$ 21.56	$ 18.29
Total Return B, C, D	3.92%	15.81%	28.81%	(38.13)%	20.00%	10.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.38%	1.45%	1.34%	1.31%	1.32%
Expenses net of fee waivers, if any	1.30% A	1.38%	1.45%	1.34%	1.31%	1.32%
Expenses net of all reductions	1.30% A	1.38%	1.44%	1.34%	1.31%	1.31%
Net investment income (loss)	(.51)% A	(.52)%	(.25)%	.02%	.19%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 1,825	$ 1,756	$ 1,557	$ 1,254	$ 2,185	$ 2,165
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.95	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.11)	(.10)	(.08)	(.07)
Net realized and unrealized gain (loss)	.79	2.68	3.72	(7.94)	3.54	1.74
Total from investment operations	.69	2.49	3.61	(8.04)	3.46	1.67
Distributions from net realized gain	-	(.03)	-	(.12)	(.39)	(.05)
Net asset value, end of period	$ 19.64	$ 18.95	$ 16.49	$ 12.88	$ 21.04	$ 17.97
Total Return B, C, D	3.64%	15.14%	28.03%	(38.41)%	19.24%	10.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.96%	2.01%	1.91%	1.89%	1.93%
Expenses net of fee waivers, if any	1.87% A	1.96%	2.00%	1.91%	1.89%	1.93%
Expenses net of all reductions	1.86% A	1.95%	1.99%	1.91%	1.89%	1.92%
Net investment income (loss)	(1.07)% A	(1.10)%	(.81)%	(.55)%	(.39)%	(.44)%
Supplemental Data
Net assets, end of period (in millions)	$ 375	$ 410	$ 401	$ 313	$ 489	$ 452
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.03	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37
Income from Investment Operations
Net investment income (loss) E	(.10)	(.17)	(.11)	(.09)	(.06)	(.06)
Net realized and unrealized gain (loss)	.80	2.68	3.74	(7.97)	3.55	1.74
Total from investment operations	.70	2.51	3.63	(8.06)	3.49	1.68
Distributions from net realized gain	-	(.03)	-	(.12)	(.39)	(.05)
Net asset value, end of period	$ 19.73	$ 19.03	$ 16.55	$ 12.92	$ 21.10	$ 18.00
Total Return B, C, D	3.68%	15.21%	28.10%	(38.39)%	19.37%	10.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.88%	1.95%	1.85%	1.82%	1.85%
Expenses net of fee waivers, if any	1.80% A	1.88%	1.95%	1.85%	1.82%	1.85%
Expenses net of all reductions	1.80% A	1.88%	1.94%	1.85%	1.82%	1.83%
Net investment income (loss)	(1.01)% A	(1.02)%	(.76)%	(.49)%	(.32)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,308	$ 2,138	$ 1,799	$ 1,355	$ 1,879	$ 1,596
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.14	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78
Income from Investment Operations
Net investment income (loss) D	- J	(.01)	.03	.09	.14	.12
Net realized and unrealized gain (loss)	.85	2.85	3.93	(8.30)	3.67	1.79
Total from investment operations	.85	2.84	3.96	(8.21)	3.81	1.91
Distributions from net investment income	-	-	(.02)	(.02)	(.10)	(.09)
Distributions from net realized gain	(.04)	(.09)	(.04)	(.12)	(.39)	(.08)
Total distributions	(.04)	(.09)	(.06)	(.14)	(.49)	(.17) K
Net asset value, end of period	$ 20.95	$ 20.14	$ 17.39	$ 13.49	$ 21.84	$ 18.52
Total Return B, C	4.19%	16.34%	29.37%	(37.76)%	20.57%	11.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.89%	.96%	.86%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.89%	.96%	.86%	.81%	.83%
Expenses net of all reductions	.79% A	.89%	.95%	.85%	.81%	.82%
Net investment income (loss)	-% A, G	(.04)%	.24%	.50%	.69%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 7,030	$ 5,898	$ 4,225	$ 2,793	$ 2,309	$ 1,540
Portfolio turnover rate F	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For restricted debt and private placements were observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,757,133
Gross unrealized depreciation	(157,818)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,599,315

Tax cost	$ 13,427,716

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) -Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,069,989 and $4,623,162, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,532	$ 322
Class T	.25%	.25%	4,544	37
Class B	.75%	.25%	1,983	1,493
Class C	.75%	.25%	11,317	2,365
			$ 25,376	$ 4,217

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 871
Class T	131
Class B*	308
Class C*	81
$ 1,391

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,501.22
Class T	1,910.21
Class B	540.27
Class C	2,402.21
Institutional Class	6,626.20
	$ 17,979

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $90 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $779, including $5 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $514 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Class A	$ 10,098	$ 11,131
Class T	3,142	3,007
Class B	-	728
Class C	-	3,267
Institutional Class	10,803	22,816
Total	$ 24,043	$ 40,949

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	54,011	91,786	$ 1,110,109	$ 1,651,137
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	1,092	-	21,706
Reinvestment of distributions	439	602	9,175	10,377
Shares redeemed	(35,680)	(60,094)	(732,188)	(1,062,739)
Net increase (decrease)	18,770	33,386	$ 387,096	$ 620,481
Class T
Shares sold	11,596	19,041	$ 235,625	$ 337,853
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	768	-	15,102
Reinvestment of distributions	139	171	2,869	2,799
Shares redeemed	(11,628)	(22,149)	(236,443)	(388,951)
Net increase (decrease)	107	(2,169)	$ 2,051	$ (33,197)
Class B
Shares sold	289	2,821	$ 5,632	$ 47,070
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	262	-	4,955
Reinvestment of distributions	-	40	-	619
Shares redeemed	(2,846)	(5,808)	(55,469)	(98,796)
Net increase (decrease)	(2,557)	(2,685)	$ (49,837)	$ (46,152)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class C
Shares sold	14,267	22,710	$ 279,466	$ 390,515
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	510	-	9,679
Reinvestment of distributions	-	162	-	2,521
Shares redeemed	(9,669)	(19,704)	(189,018)	(333,891)
Net increase (decrease)	4,598	3,678	$ 90,448	$ 68,824
Institutional Class
Shares sold	71,735	144,821	$ 1,487,015	$ 2,621,843
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	124	-	2,491
Reinvestment of distributions	404	957	8,538	17,962
Shares redeemed	(29,480)	(95,998)	(610,829)	(1,708,379)
Net increase (decrease)	42,659	49,904	$ 884,724	$ 933,917

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On December 17, 2010 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Fifty Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 14, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objective and lower expenses. The acquisition was accomplished by an exchange of 1,092 Class A shares, 768 Class T shares, 262 Class B shares, 510 Class C shares, and 124 Institutional Class shares of the Fund, respectively, for 2,357 Class A shares, 1,682 Class T shares, 576 Class B shares, 1,133 Class C shares, and 262 Institutional Class shares then outstanding (valued at $9.21, $8.98, $8.61, $8.55 and $9.50 per share for Class A, Class T, Class B, Class C, and Institutional Class, respectively) of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Merger Information - continued

the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $53,669, unrealized appreciation of $7,533 and net other assets of $265, were combined with the Fund's net assets of $15,520,226 for total net assets after the acquisition of $15,574,160.

Pro forma results of operations of the combined entity for the entire year ended December 31, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ (46,458)
Total net realized gain (loss)	36,573
Total change in net unrealized appreciation (depreciation)	2,073,492
Net increase (decrease) in net assets resulting from operations	$ 2,063,607

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since December 17, 2010.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIF-USAN-0811
1.803541.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®
New Insights
Fund - Institutional Class

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Class A	1.06%
Actual		$ 1,000.00	$ 1,040.30	$ 5.36
Hypothetical A		$ 1,000.00	$ 1,019.54	$ 5.31
Class T	1.30%
Actual		$ 1,000.00	$ 1,039.20	$ 6.57
Hypothetical A		$ 1,000.00	$ 1,018.35	$ 6.51
Class B	1.87%
Actual		$ 1,000.00	$ 1,036.40	$ 9.44
Hypothetical A		$ 1,000.00	$ 1,015.52	$ 9.35
Class C	1.80%
Actual		$ 1,000.00	$ 1,036.80	$ 9.09
Hypothetical A		$ 1,000.00	$ 1,015.87	$ 9.00
Institutional Class	.79%
Actual		$ 1,000.00	$ 1,041.90	$ 4.00
Hypothetical A		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.4	6.6
Google, Inc. Class A	4.0	4.9
McDonald's Corp.	2.5	2.0
Berkshire Hathaway, Inc. Class A	2.4	2.8
The Coca-Cola Co.	2.2	2.1
The Walt Disney Co.	1.9	2.0
Noble Energy, Inc.	1.8	1.5
Wells Fargo & Co.	1.6	2.2
Amazon.com, Inc.	1.6	1.4
Oracle Corp.	1.5	1.2
	25.9
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	29.6	31.3
Consumer Discretionary	18.5	17.5
Health Care	10.3	8.1
Financials	8.6	9.6
Energy	7.9	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2011*		As of December 31, 2010**
	Stocks 93.2%		Stocks 91.4%
	Bonds† 0.0%		Bonds† 0.0%
	Convertible Securities 0.4%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 6.4%		Short-Term Investments and Net Other Assets 8.4%
* Foreign investments	18.5%	** Foreign investments	21.1%

† Amount represents less than 0.1%

Semiannual Report

Investments June 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 0.4%
Autoliv, Inc.	221,200	$ 17,353
Gentex Corp.	711,200	21,500
Lear Corp.	52,800	2,824
TRW Automotive Holdings Corp. (a)	430,900	25,436
		67,113
Automobiles - 0.5%
Ford Motor Co. (a)	1,197,600	16,515
Honda Motor Co. Ltd. sponsored ADR	46,000	1,776
Hyundai Motor Co.	192,695	42,801
Tesla Motors, Inc. (a)(d)	769,500	22,416
		83,508
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	390,744	8,315
Kroton Educacional SA unit (a)	524,100	6,798
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	63,300	7,072
Weight Watchers International, Inc.	150,700	11,373
		33,558
Hotels, Restaurants & Leisure - 5.4%
Ajisen (China) Holdings Ltd.	5,260,000	10,896
Arcos Dorados Holdings, Inc.	699,900	14,761
Buffalo Wild Wings, Inc. (a)	132,467	8,784
Chipotle Mexican Grill, Inc. (a)	582,628	179,560
Galaxy Entertainment Group Ltd. (a)	7,164,000	15,319
InterContinental Hotel Group PLC	229,300	4,694
Las Vegas Sands Corp. (a)	642,822	27,134
Little Sheep Group Ltd.	5,812,000	4,653
McDonald's Corp.	5,164,652	435,483
Red Robin Gourmet Burgers, Inc. (a)	80,400	2,925
Sands China Ltd. (a)	77,200	208
Starbucks Corp.	2,462,363	97,239
Tim Hortons, Inc. (Canada)	2,742,700	133,921
Wynn Resorts Ltd.	160,800	23,081
Yum! Brands, Inc.	31,800	1,757
		960,415
Household Durables - 0.2%
SodaStream International Ltd.	125,200	7,613
Tempur-Pedic International, Inc. (a)	444,325	30,134
		37,747
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	1,414,500	$ 289,251
ASOS PLC (a)(d)	340,081	13,099
Netflix, Inc. (a)(d)	94,800	24,903
Ocado Group PLC (a)(d)	4,956,900	14,503
Priceline.com, Inc. (a)	244,200	125,013
		466,769
Media - 3.5%
DIRECTV (a)	1,461,856	74,292
Discovery Communications, Inc. (a)	3,168,200	129,769
DreamWorks Animation SKG, Inc. Class A (a)	45,424	913
Legend Pictures LLC (f)(h)	5,533	4,150
Liberty Media Corp. Capital Series A (a)	153,732	13,183
Naspers Ltd. Class N	217,728	12,299
Pandora Media, Inc.	43,700	826
Scripps Networks Interactive, Inc. Class A	999,100	48,836
The Walt Disney Co.	8,656,180	337,937
The Weinstein Co. III Holdings, LLC Class A-1 (a)(f)(h)	2,267	850
Virgin Media, Inc.	227,700	6,815
		629,870
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)	2,070,109	137,911
Dollarama, Inc.	285,400	9,668
Dollarama, Inc. (e)	229,600	7,778
Macy's, Inc.	434,800	12,714
Maoye International Holdings Ltd.	7,993,000	3,985
Marisa Lojas SA	208,500	3,179
Springland International Holdings Ltd.	83,000	69
		175,304
Specialty Retail - 2.5%
AutoZone, Inc. (a)	57,100	16,836
Bed Bath & Beyond, Inc. (a)	1,080,900	63,092
DSW, Inc. Class A (a)	43,569	2,205
Express, Inc.	40,500	883
Foschini Ltd.	267,100	3,484
Fourlis Holdings SA	251,930	1,513
L'Occitane Ltd. (a)	226,750	606
Limited Brands, Inc.	477,000	18,341
Luk Fook Holdings International Ltd.	186,000	902
O'Reilly Automotive, Inc. (a)	265,300	17,380
Penske Automotive Group, Inc.	80,100	1,821
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	959,573	$ 76,881
Sally Beauty Holdings, Inc. (a)	305,746	5,228
Tiffany & Co., Inc.	68,600	5,386
TJX Companies, Inc.	4,166,000	218,840
Tractor Supply Co.	13,400	896
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	132,502	8,557
Vitamin Shoppe, Inc. (a)	196,435	8,989
		451,840
Textiles, Apparel & Luxury Goods - 2.0%
Arezzo Industria e Comercio SA	44,000	616
Burberry Group PLC	1,863,400	43,363
China Hongxing Sports Ltd.	6,000,000	562
Coach, Inc.	274,000	17,517
Deckers Outdoor Corp. (a)	76,900	6,778
lululemon athletica, Inc. (a)	77,000	8,610
NIKE, Inc. Class B	2,551,300	229,566
Phillips-Van Heusen Corp.	99,316	6,502
Polo Ralph Lauren Corp. Class A	70,451	9,343
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	156,100	12,068
Vera Bradley, Inc.	115,900	4,427
VF Corp.	65,000	7,056
Wolverine World Wide, Inc.	39,961	1,668
		348,076
TOTAL CONSUMER DISCRETIONARY		3,254,200
CONSUMER STAPLES - 5.8%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	81,311	4,720
Boston Beer Co., Inc. Class A (a)	20,500	1,837
Coca-Cola Icecek AS	259,000	3,822
Dr Pepper Snapple Group, Inc.	289,100	12,122
Hansen Natural Corp. (a)	25,000	2,024
The Coca-Cola Co.	5,862,287	394,473
		418,998
Food & Staples Retailing - 0.6%
Bim Birlesik Magazalar AS JSC	243,000	7,897
China Resources Enterprise Ltd.	1,890,000	7,723
Costco Wholesale Corp.	789,600	64,147
Droga Raia SA	343,000	5,713
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Eurocash SA	170,900	$ 1,838
Shoprite Holdings Ltd.	217,600	3,276
Wal-Mart de Mexico SA de CV Series V	3,727,800	11,045
Walgreen Co.	82,000	3,482
Whole Foods Market, Inc.	95,300	6,047
		111,168
Food Products - 1.0%
Danone	50,600	3,776
Diamond Foods, Inc. (d)	406,118	31,003
General Mills, Inc.	222,600	8,285
Green Mountain Coffee Roasters, Inc. (a)	617,400	55,109
Kraft Foods, Inc. Class A	48,400	1,705
Mead Johnson Nutrition Co. Class A	131,900	8,910
Nestle SA	42,201	2,623
Orion Corp.	694	297
Shenguan Holdings Group Ltd.	4,640,000	3,279
Tingyi (Cayman Islands) Holding Corp.	2,888,000	8,926
TreeHouse Foods, Inc. (a)	608,893	33,252
Want Want China Holdings Ltd.	25,201,000	24,450
		181,615
Household Products - 1.1%
Colgate-Palmolive Co.	2,043,200	178,596
Procter & Gamble Co.	93,667	5,954
		184,550
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	1,143,400	120,274
Nu Skin Enterprises, Inc. Class A	281,600	10,574
		130,848
Tobacco - 0.0%
Philip Morris International, Inc.	26,739	1,785
TOTAL CONSUMER STAPLES		1,028,964
ENERGY - 7.9%
Energy Equipment & Services - 1.0%
Dresser-Rand Group, Inc. (a)	33,200	1,785
Schlumberger Ltd.	2,026,100	175,055
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Seadrill Ltd.	169,600	$ 5,970
Weatherford International Ltd. (a)	72,848	1,366
		184,176
Oil, Gas & Consumable Fuels - 6.9%
Anadarko Petroleum Corp.	1,866,000	143,234
Apache Corp.	478,861	59,087
Baytex Energy Corp. (d)	29,600	1,618
BG Group PLC	730,939	16,587
Birchcliff Energy Ltd. (a)	1,304,400	17,610
Canadian Natural Resources Ltd.	995,400	41,730
Chesapeake Energy Corp.	42,000	1,247
Clean Energy Fuels Corp. (a)(d)	97,300	1,279
CNOOC Ltd. sponsored ADR (d)	69,200	16,326
Concho Resources, Inc. (a)	1,087,080	99,848
Continental Resources, Inc. (a)	665,700	43,211
El Paso Corp.	85,100	1,719
EnCana Corp.	40,900	1,263
EOG Resources, Inc.	636,400	66,536
GoviEx Uranium, Inc. (a)(f)	3,477,000	6,954
Gran Tierra Energy, Inc. (Canada) (a)	156,200	1,028
Ivanhoe Energy, Inc. (a)(e)	772,500	1,466
Kosmos Energy Ltd.	423,000	7,183
Noble Energy, Inc.	3,526,700	316,098
Oasis Petroleum, Inc. (a)	411,452	12,212
Occidental Petroleum Corp.	2,127,100	221,303
OGX Petroleo e Gas Participacoes SA (a)	406,900	3,803
Painted Pony Petroleum Ltd. Class A (a)	324,811	3,769
QEP Resources, Inc.	217,500	9,098
Range Resources Corp.	95,700	5,311
Sable Mining Africa Ltd. (a)	38,756,373	11,974
Skope Energy, Inc. (e)	784,000	7,690
Southwestern Energy Co. (a)	316,100	13,554
Tourmaline Oil Corp. (a)	1,026,100	34,090
Tourmaline Oil Corp. (a)(e)	303,400	10,080
TransAtlantic Petroleum Ltd. (a)(e)	918,400	1,514
Tullow Oil PLC	387,600	7,714
Ultrapar Participacoes SA	570,000	10,096
Whiting Petroleum Corp. (a)	255,200	14,523
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	175,800	$ 5,318
World Fuel Services Corp.	50,500	1,814
		1,217,887
TOTAL ENERGY		1,402,063
FINANCIALS - 8.6%
Capital Markets - 0.4%
BlackRock, Inc. Class A	287,300	55,107
Charles Schwab Corp.	327,000	5,379
Evercore Partners, Inc. Class A	76,100	2,536
T. Rowe Price Group, Inc.	148,300	8,948
		71,970
Commercial Banks - 2.5%
Banco Bradesco SA (PN) sponsored ADR	169,600	3,475
Banco do Brasil SA	130,100	2,333
BanColombia SA sponsored ADR	27,800	1,855
Bank of China Ltd. (H Shares)	9,007,000	4,387
HDFC Bank Ltd. sponsored ADR	23,400	4,128
Industrial & Commercial Bank of China Ltd. (H Shares)	10,159,000	7,715
Itau Unibanco Banco Multiplo SA sponsored ADR	2,451,300	57,728
M&T Bank Corp.	212,100	18,654
PT Bank Central Asia Tbk	7,269,500	6,484
PT Bank Tabungan Negara Tbk	3,648,000	719
Royal Bank of Canada	111,200	6,357
Standard Chartered PLC (United Kingdom)	873,975	22,975
The Toronto-Dominion Bank	120,000	10,176
Wells Fargo & Co.	10,340,485	290,154
		437,140
Consumer Finance - 0.0%
American Express Co.	33,700	1,742
Credit Acceptance Corp. (a)	38,700	3,269
Discover Financial Services	91,000	2,434
		7,445
Diversified Financial Services - 1.5%
Citigroup, Inc.	3,713,770	154,641
ING Groep NV (Certificaten Van Aandelen) (a)	936,500	11,542
JPMorgan Chase & Co.	2,348,517	96,148
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
MSCI, Inc. Class A (a)	120,861	$ 4,554
NBH Holdings Corp. Class A (a)(e)	10,500	189
		267,074
Insurance - 3.8%
ACE Ltd.	291,900	19,213
Admiral Group	1,600,100	42,654
AIA Group Ltd.	5,844,400	20,241
Berkshire Hathaway, Inc. Class A (a)	3,659	424,828
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,700	13,889
MetLife, Inc.	675,700	29,643
Prudential Financial, Inc.	191,600	12,184
Qualicorp SA	585,000	5,584
The Chubb Corp.	1,168,800	73,179
The Travelers Companies, Inc.	408,400	23,842
		665,257
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	11,172	1,299
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	3,613,250	41,315
CB Richard Ellis Group, Inc. Class A (a)	328,100	8,239
Wharf Holdings Ltd.	374,000	2,598
		52,152
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	508,500	13,496
TOTAL FINANCIALS		1,515,833
HEALTH CARE - 10.2%
Biotechnology - 2.9%
Achillion Pharmaceuticals, Inc. (a)	483,400	3,596
Alexion Pharmaceuticals, Inc. (a)	1,081,200	50,849
Amarin Corp. PLC ADR (a)	1,011,400	14,635
Amgen, Inc. (a)	536,200	31,287
Anthera Pharmaceuticals, Inc. (a)	157,300	1,285
ARIAD Pharmaceuticals, Inc. (a)	2,535,472	28,727
ArQule, Inc. (a)	1,251,236	7,820
AVEO Pharmaceuticals, Inc. (a)	240,900	4,965
Biogen Idec, Inc. (a)	1,333,200	142,546
BioMarin Pharmaceutical, Inc. (a)	131,900	3,589
Celgene Corp. (a)	2,900	175
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc. (a)	3,878,200	$ 160,596
Human Genome Sciences, Inc. (a)	505,400	12,403
Incyte Corp. (a)(d)	614,300	11,635
Inhibitex, Inc. (a)	252,900	991
NPS Pharmaceuticals, Inc. (a)	263,400	2,489
ONYX Pharmaceuticals, Inc. (a)	121,208	4,279
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	71
Targacept, Inc. (a)	1,215,200	25,604
Theravance, Inc. (a)	111,600	2,479
Vertex Pharmaceuticals, Inc. (a)	204,500	10,632
		520,653
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp. (a)	231,100	1,597
C. R. Bard, Inc.	95,599	10,503
Covidien PLC	160,600	8,549
Cyberonics, Inc. (a)	24,500	685
DENTSPLY International, Inc.	45,800	1,744
Edwards Lifesciences Corp. (a)	538,697	46,964
Gen-Probe, Inc. (a)	107,200	7,413
Hill-Rom Holdings, Inc.	1,371,919	63,163
I-Pulse, Inc. (a)	58,562	94
ICU Medical, Inc. (a)	122,800	5,366
Intuitive Surgical, Inc. (a)	23,900	8,893
Neogen Corp. (a)	11,880	537
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,892,000	12,821
Sirona Dental Systems, Inc. (a)	126,100	6,696
St. Jude Medical, Inc.	345,800	16,488
Stryker Corp.	28,000	1,643
Varian Medical Systems, Inc. (a)	296,700	20,775
Volcano Corp. (a)	160,933	5,197
		219,128
Health Care Providers & Services - 1.1%
Aetna, Inc.	156,000	6,878
AmerisourceBergen Corp.	126,700	5,245
Cardinal Health, Inc.	432,100	19,626
Diagnosticos da America SA	234,000	3,148
Express Scripts, Inc. (a)	176,600	9,533
HealthSouth Corp. (a)	68,800	1,806
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
HMS Holdings Corp. (a)	141,700	$ 10,892
Humana, Inc.	42,600	3,431
Laboratory Corp. of America Holdings (a)	36,900	3,572
McKesson Corp.	82,800	6,926
Medco Health Solutions, Inc. (a)	345,100	19,505
MedQuist Holdings, Inc. (a)	28,900	373
Molina Healthcare, Inc. (a)	93,937	2,548
UnitedHealth Group, Inc.	1,487,700	76,736
Universal Health Services, Inc. Class B	234,100	12,063
Wellcare Health Plans, Inc. (a)	51,400	2,642
WellPoint, Inc.	159,100	12,532
		197,456
Health Care Technology - 0.6%
Cerner Corp. (a)	1,106,546	67,621
Quality Systems, Inc. (d)	360,600	31,480
		99,101
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	1,230,100	62,870
Fluidigm Corp. (f)	112,607	1,700
Illumina, Inc. (a)	170,000	12,776
Mettler-Toledo International, Inc. (a)	715,300	120,650
Sequenom, Inc. (a)	25,369	192
Thermo Fisher Scientific, Inc. (a)	54,400	3,503
Waters Corp. (a)	866,700	82,978
		284,669
Pharmaceuticals - 2.7%
Abbott Laboratories	698,628	36,762
Allergan, Inc.	129,600	10,789
AstraZeneca PLC (United Kingdom)	466,703	23,326
Bayer AG	439,684	35,353
Bristol-Myers Squibb Co.	125,100	3,623
Dr. Reddy's Laboratories Ltd. sponsored ADR	7,900	271
Forest Laboratories, Inc. (a)	110,200	4,335
Lupin Ltd.	300,019	3,020
MAP Pharmaceuticals, Inc. (a)	599,800	9,579
Mylan, Inc. (a)	508,300	12,540
Novo Nordisk A/S Series B	835,720	104,713
Perrigo Co.	566,600	49,787
Pfizer, Inc.	1,191,319	24,541
Piramal Healthcare Ltd.	7,377	66
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)	500,000	$ 12,050
Shire PLC	1,480,000	46,273
Teva Pharmaceutical Industries Ltd. sponsored ADR	377,400	18,198
The Medicines Company (a)	657,600	10,857
Valeant Pharmaceuticals International, Inc. (Canada)	1,035,206	53,832
ViroPharma, Inc. (a)	88,600	1,639
Warner Chilcott PLC	386,100	9,317
Watson Pharmaceuticals, Inc. (a)	178,100	12,241
		483,112
TOTAL HEALTH CARE		1,804,119
INDUSTRIALS - 6.5%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)(d)	97,700	3,454
Precision Castparts Corp.	67,900	11,180
TransDigm Group, Inc. (a)	69,400	6,329
United Technologies Corp.	159,500	14,117
		35,080
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,204,472	94,961
Expeditors International of Washington, Inc.	259,600	13,289
		108,250
Commercial Services & Supplies - 0.6%
Aggreko PLC	153,200	4,743
Edenred	394,300	12,032
KAR Auction Services, Inc. (a)	245,500	4,642
Stericycle, Inc. (a)	676,515	60,291
Swisher Hygiene, Inc. (f)	1,395,310	7,856
Waste Connections, Inc.	476,600	15,123
		104,687
Electrical Equipment - 0.8%
AMETEK, Inc.	38,200	1,715
Cooper Industries PLC Class A	622,245	37,129
II-VI, Inc. (a)	66,600	1,705
Polypore International, Inc. (a)	469,363	31,842
Rockwell Automation, Inc.	208,700	18,107
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Roper Industries, Inc.	392,000	$ 32,654
Sensata Technologies Holding BV (a)	408,000	15,361
		138,513
Industrial Conglomerates - 0.0%
3M Co.	92,300	8,755
Hutchison Whampoa Ltd.	135,000	1,457
		10,212
Machinery - 1.9%
Caterpillar, Inc.	215,200	22,910
China Automation Group Ltd.	6,215,000	4,353
Cummins, Inc.	261,100	27,021
Danaher Corp.	2,978,554	157,834
Deere & Co.	220,400	18,172
Donaldson Co., Inc.	8,100	492
Dover Corp.	403,000	27,323
Gardner Denver, Inc.	44,400	3,732
Graco, Inc.	109,300	5,537
IDEX Corp.	36,000	1,651
Nordson Corp.	608,600	33,382
Pall Corp.	425,900	23,948
Rotork PLC	55,900	1,513
WABCO Holdings, Inc. (a)	173,000	11,947
		339,815
Professional Services - 0.2%
Experian PLC	671,500	8,551
IHS, Inc. Class A (a)	212,895	17,760
Michael Page International PLC	199,200	1,710
Nielsen Holdings B.V. (a)	262,500	8,180
		36,201
Road & Rail - 1.8%
Canadian National Railway Co.	1,037,500	82,987
CSX Corp.	3,518,700	92,260
Hertz Global Holdings, Inc. (a)	212,100	3,368
Localiza Rent A Car SA	573,000	10,241
Norfolk Southern Corp.	133,000	9,966
Union Pacific Corp.	1,087,600	113,545
Zipcar, Inc. (a)(d)	68,300	1,394
		313,761
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(e)	320,800	$ 7,792
Class A (d)	416,800	10,124
Mills Estruturas e Servicos de Engenharia SA	252,000	3,632
Noble Group Ltd.	7,089,000	11,370
W.W. Grainger, Inc.	223,200	34,295
		67,213
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	14,600	12
TOTAL INDUSTRIALS		1,153,744
INFORMATION TECHNOLOGY - 29.5%
Communications Equipment - 2.0%
Acme Packet, Inc. (a)	596,700	41,847
Aruba Networks, Inc. (a)	944,949	27,923
Calix Networks, Inc. (a)	415,034	8,641
F5 Networks, Inc. (a)	131,000	14,443
HTC Corp.	1,675,850	56,214
Juniper Networks, Inc. (a)	371,281	11,695
Motorola Solutions, Inc.	111,600	5,138
Polycom, Inc. (a)	591,300	38,021
QUALCOMM, Inc.	2,137,951	121,414
Riverbed Technology, Inc. (a)	828,000	32,781
		358,117
Computers & Peripherals - 7.7%
Apple, Inc. (a)	3,363,546	1,129,039
Dell, Inc. (a)	1,413,200	23,558
EMC Corp. (a)	4,533,500	124,898
NetApp, Inc. (a)	1,698,515	89,648
		1,367,143
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,377,740	128,374
Arrow Electronics, Inc. (a)	238,900	9,914
E Ink Holdings, Inc. GDR (a)(e)	89,500	1,675
IPG Photonics Corp. (a)	291,786	21,216
National Instruments Corp.	286,600	8,509
		169,688
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.8%
Active Network, Inc.	220,552	$ 3,882
AOL, Inc. (a)	785,300	15,596
Baidu.com, Inc. sponsored ADR (a)	508,300	71,228
Constant Contact, Inc. (a)(d)	405,700	10,297
Dice Holdings, Inc. (a)	347,600	4,700
eBay, Inc. (a)	2,220,961	71,670
Facebook, Inc. Class B (a)(f)	763,842	19,096
Google, Inc. Class A (a)	1,388,905	703,314
LogMeIn, Inc. (a)(d)	221,200	8,532
Mercadolibre, Inc. (d)	367,700	29,173
Open Text Corp. (a)	35,500	2,276
OpenTable, Inc. (a)(d)	373,500	31,045
Tencent Holdings Ltd.	1,676,100	45,490
WebMD Health Corp. (a)	193,336	8,812
		1,025,111
IT Services - 2.5%
Accenture PLC Class A	2,436,700	147,225
Alliance Data Systems Corp. (a)	60,400	5,682
Atos Origin SA	29,623	1,674
Broadridge Financial Solutions, Inc.	49,109	1,182
Cognizant Technology Solutions Corp. Class A (a)	942,700	69,138
Fidelity National Information Services, Inc.	729,697	22,467
Fiserv, Inc. (a)	299,681	18,769
International Business Machines Corp.	128,500	22,044
MasterCard, Inc. Class A	72,000	21,696
ServiceSource International, Inc.	314,300	6,984
Teradata Corp. (a)	58,300	3,510
Visa, Inc. Class A	1,440,800	121,402
		441,773
Semiconductors & Semiconductor Equipment - 4.6%
Altera Corp.	3,990,600	184,964
Analog Devices, Inc.	1,307,900	51,191
ARM Holdings PLC sponsored ADR (d)	2,250,100	63,970
ASML Holding NV	847,000	31,305
Atmel Corp. (a)	2,708,300	38,106
Avago Technologies Ltd.	2,165,800	82,300
Broadcom Corp. Class A	745,700	25,085
Cavium, Inc. (a)(d)	659,500	28,748
Cymer, Inc. (a)	184,600	9,140
GT Solar International, Inc. (a)(d)	717,900	11,630
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	37,800	$ 2,340
Linear Technology Corp.	1,074,200	35,470
LSI Corp. (a)	233,400	1,662
Marvell Technology Group Ltd. (a)	600,200	8,862
Maxim Integrated Products, Inc.	863,700	22,076
Micrel, Inc.	39,077	413
Microchip Technology, Inc. (d)	178,200	6,756
Netlogic Microsystems, Inc. (a)	237,087	9,583
Novellus Systems, Inc. (a)	172,900	6,249
NVIDIA Corp. (a)	1,244,800	19,836
Omnivision Technologies, Inc. (a)	394,000	13,715
Samsung Electronics Co. Ltd.	124,336	96,253
Semtech Corp. (a)	103,700	2,835
Skyworks Solutions, Inc. (a)	2,490,976	57,243
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	633,346	7,986
TriQuint Semiconductor, Inc. (a)	588,419	5,996
		823,714
Software - 5.9%
ANSYS, Inc. (a)	229,900	12,569
BMC Software, Inc. (a)	1,388,800	75,967
BroadSoft, Inc. (a)	45,900	1,750
Check Point Software Technologies Ltd. (a)	1,478,900	84,075
Citrix Systems, Inc. (a)	1,191,500	95,320
CommVault Systems, Inc. (a)	176,983	7,867
Fortinet, Inc. (a)	1,211,700	33,067
Informatica Corp. (a)	1,256,879	73,439
Intuit, Inc. (a)	1,277,600	66,256
NetSuite, Inc. (a)(d)	273,900	10,737
Nuance Communications, Inc. (a)	165,900	3,562
Oracle Corp.	7,887,350	259,573
Pegasystems, Inc.	38,203	1,778
QLIK Technologies, Inc.	218,400	7,439
RealPage, Inc.	208,303	5,514
Red Hat, Inc. (a)	369,900	16,978
Rovi Corp. (a)	885,700	50,804
salesforce.com, Inc. (a)	1,059,700	157,874
SAP AG sponsored ADR (d)	79,700	4,834
Solera Holdings, Inc.	460,100	27,220
SuccessFactors, Inc. (a)	48,200	1,417
TIBCO Software, Inc. (a)	879,100	25,511
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc. warrants 8/10/17 (a)(f)	18,952	$ 0
VMware, Inc. Class A (a)	251,000	25,158
		1,048,709
TOTAL INFORMATION TECHNOLOGY		5,234,255
MATERIALS - 5.6%
Chemicals - 0.4%
Albemarle Corp.	108,300	7,494
Celanese Corp. Class A	112,800	6,013
Ecolab, Inc.	183,800	10,363
Huabao International Holdings Ltd.	2,652,000	2,413
PPG Industries, Inc.	247,900	22,507
Praxair, Inc.	92,200	9,994
Sherwin-Williams Co.	20,500	1,719
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	29,300	1,896
Valspar Corp.	86,100	3,105
W.R. Grace & Co. (a)	37,100	1,693
		67,197
Containers & Packaging - 0.2%
Ball Corp.	181,800	6,992
Crown Holdings, Inc. (a)	181,400	7,042
Lock & Lock Co. Ltd.	27,270	1,108
Rock-Tenn Co. Class A	175,700	11,656
Silgan Holdings, Inc.	148,892	6,100
		32,898
Metals & Mining - 5.0%
Allied Nevada Gold Corp. (Canada) (a)	466,500	16,451
AngloGold Ashanti Ltd. sponsored ADR	1,068,600	44,977
Aurizon Mines Ltd. (a)	562,800	3,151
Avion Gold Corp. (a)	5,587,800	11,240
B2Gold Corp. (a)	6,142,000	20,762
B2Gold Corp. (a)(e)	660,000	2,231
Canaco Resources, Inc. (a)	391,300	1,351
Canaco Resources, Inc. (e)	1,013,500	3,500
Centerra Gold, Inc.	24,100	400
Dalradian Resources, Inc. (a)	883,300	1,383
Eldorado Gold Corp.	4,564,803	67,355
Extorre Gold Mines Ltd. (a)	1,525,400	19,629
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Extorre Gold Mines Ltd. (a)(e)	128,900	$ 1,659
First Quantum Minerals Ltd.	17,000	2,479
Fortescue Metals Group Ltd.	522,805	3,560
Franco-Nevada Corp.	2,032,900	75,886
Franco-Nevada Corp. (e)	126,300	4,715
Franco-Nevada Corp. warrants 6/16/17 (a)(e)	63,150	399
Freeport-McMoRan Copper & Gold, Inc.	844,300	44,663
Goldcorp, Inc.	2,852,601	137,986
Intrepid Mines Ltd. (Australia) (a)	548,909	836
Ivanhoe Australia Ltd. (a)	214,982	553
Ivanhoe Mines Ltd. (a)	4,967,555	125,528
Kinross Gold Corp. warrants 9/17/14 (a)	141,922	361
Kirkland Lake Gold, Inc. (a)	113,500	1,789
Medusa Mining Ltd.	2,789,770	19,717
New Gold, Inc. (a)	1,869,700	19,290
Newcrest Mining Ltd.	4,500,688	182,026
Osisko Mining Corp. (a)	930,000	14,455
Perseus Mining Ltd. (Canada) (a)	319,000	893
Pilot Gold, Inc. (a)	95,875	219
Premier Gold Mines Ltd. (a)	249,900	1,469
Rainy River Resources Ltd. (a)	985,800	9,557
Randgold Resources Ltd. sponsored ADR	145,222	12,206
Romarco Minerals, Inc. (a)	487,400	829
Royal Gold, Inc.	125,200	7,333
Sabina Gold & Silver Corp. (a)	151,900	929
San Gold Corp. (a)	1,017,900	3,441
SEMAFO, Inc. (a)	1,103,100	8,453
Tahoe Resources, Inc. (e)	1,170,900	21,854
Tigray Resources, Inc.	280,960	0
Torex Gold Resources, Inc. (a)(d)	1,000,000	1,804
US Gold Corp. (a)(d)	543,200	3,275
		900,594
TOTAL MATERIALS		1,000,689
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AboveNet, Inc.	21,500	1,515
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telecomunicacoes de Sao Paulo SA sponsored ADR	1,091,975	$ 32,432
tw telecom, inc. (a)	86,700	1,780
		35,727
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	974,900	51,017
Millicom International Cellular SA	16,800	1,743
Millicom International Cellular SA unit	31,600	3,298
SOFTBANK CORP.	133,200	5,043
TIM Participacoes SA sponsored ADR (non-vtg.)	479,900	23,616
		84,717
TOTAL TELECOMMUNICATION SERVICES		120,444
UTILITIES - 0.1%
Gas Utilities - 0.1%
ONEOK, Inc.	174,200	12,893
Multi-Utilities - 0.0%
YTL Corp. Bhd	18,974,550	9,740
TOTAL UTILITIES		22,633
TOTAL COMMON STOCKS (Cost $11,799,123)		16,536,944
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. Series G (a)(f)	539,680	17,048
Media - 0.1%
Zynga Game Network, Inc. (a)(f)	1,265,654	17,756
TOTAL CONSUMER DISCRETIONARY		34,804
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(f)	463,700	$ 3,881
Light Sciences Oncology, Inc. Series B (a)(f)	1,792,115	15,000
		18,881
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(f)	91,600	1,963
Series E, 6.00% (a)(f)	6,622	142
superDimension Ltd. warrants 6/16/20 (a)(f)	1,656	0
		2,105
TOTAL HEALTH CARE		20,986
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Digg, Inc. Series C, 8.00% (a)(f)	64,821	316
Ning, Inc. Series D 8.00% (a)(f)	541,260	3,191
		3,507
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	602,295	2,578
Series C-1, 8.00% (a)(f)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		6,288
TOTAL CONVERTIBLE PREFERRED STOCKS		62,078
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	11,534	2,381
TOTAL PREFERRED STOCKS (Cost $65,103)		64,459
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (e) (Cost $220)	$ 220	$ 214
Notes - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note
15% 11/4/11 (f)(g) (Cost $3,210)	3,210	3,210
Money Market Funds - 8.0%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	1,264,755,740	1,264,756
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	157,447,600	157,448
TOTAL MONEY MARKET FUNDS (Cost $1,422,204)		1,422,204
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $13,289,860)		18,027,031
NET OTHER ASSETS (LIABILITIES) - (1.6)%		(278,505)
NET ASSETS - 100%		$ 17,748,526
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $72,756,000 or 0.4% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $105,894,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,102
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,991
Security	Acquisition Date	Acquisition Cost (000s)
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Groupon, Inc.	12/17/10	$ 17,048
Legend Pictures LLC	9/23/10	$ 4,150
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	5/4/10 - 6/6/11	$ 3,210
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 1,963
superDimension Ltd. Series E, 6.00%	6/15/10	$ 142
superDimension Ltd. warrants	6/15/10 - 6/16/20	$ 0
Swisher Hygiene, Inc.	3/22/11	$ 6,977
The Weinstein Co. III Holdings, LLC Class A-1	10/19/05	$ 2,267
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Zynga Game Network, Inc.	2/18/11	$ 17,756
(g) Includes a facility warrant
(h) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 884
Fidelity Securities Lending Cash Central Fund	779
Total	$ 1,663
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sable Mining Africa Ltd.	$ 26,460	$ -	$ 10,029	$ -	$ -
Total	$ 26,460	$ -	$ 10,029	$ -	$ -
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,291,385	$ 3,246,325	$ 4,694	$ 40,366
Consumer Staples	1,028,964	1,024,244	4,720	-
Energy	1,402,063	1,395,109	-	6,954
Financials	1,515,833	1,504,102	11,542	189
Health Care	1,825,105	1,627,942	176,083	21,080
Industrials	1,153,744	1,153,744	-	-
Information Technology	5,240,543	5,215,159	-	25,384
Materials	1,000,689	1,000,689	-	-
Telecommunication Services	120,444	115,401	5,043	-
Utilities	22,633	22,633	-	-
Corporate Bonds	214	-	214	-
Notes	3,210	-	-	3,210
Money Market Funds	1,422,204	1,422,204	-	-
Total Investments in Securities:	$ 18,027,031	$ 17,727,552	$ 202,296	$ 97,183
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 39,538
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	9,651
Cost of Purchases	37,950
Proceeds of Sales	(1,177)
Amortization/Accretion	-
Transfers in to Level 3	17,797
Transfers out of Level 3	(6,576)
Ending Balance	$ 97,183
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 9,651

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.5%
Canada	5.7%
United Kingdom	1.6%
Brazil	1.2%
Australia	1.1%
Ireland	1.1%
Netherlands Antilles	1.0%
Others (Individually Less Than 1%)	6.8%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $1,673,348,000 of which $3,073,000, $6,900,000, $726,035,000, $824,136,000 and $113,204,000 will expire in fiscal 2014, 2015, 2016, 2017 and 2018, respectively.

A capital loss carryforward of approximately $9,973,000 was acquired from the Fidelity Advisor Fifty Fund, of which $3,073,000 and $6,900,000 will expire in fiscal 2014 and 2015, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $154,688) - See accompanying schedule: Unaffiliated issuers (cost $11,867,656)	$ 16,604,827
Fidelity Central Funds (cost $1,422,204)	1,422,204
Total Investments (cost $13,289,860)		$ 18,027,031
Cash		195
Foreign currency held at value (cost $757)		761
Receivable for investments sold		33,985
Receivable for fund shares sold		38,324
Dividends receivable		10,906
Interest receivable		351
Distributions receivable from Fidelity Central Funds		195
Other receivables		426
Total assets		18,112,174

Liabilities
Payable for investments purchased	$ 168,189
Payable for fund shares redeemed	23,034
Accrued management fee	7,175
Distribution and service plan fees payable	4,169
Other affiliated payables	3,172
Other payables and accrued expenses	461
Collateral on securities loaned, at value	157,448
Total liabilities		363,648

Net Assets		$ 17,748,526
Net Assets consist of:
Paid in capital		$ 14,693,608
Accumulated net investment loss		(26,173)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,656,113)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		4,737,204
Net Assets		$ 17,748,526

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,211,019 ÷ 299,559 shares)	$ 20.73

Maximum offering price per share (100/94.25 of $20.73)	$ 21.99
Class T: Net Asset Value and redemption price per share ($1,824,850 ÷ 89,092 shares)	$ 20.48

Maximum offering price per share (100/96.50 of $20.48)	$ 21.22
Class B: Net Asset Value and offering price per share ($374,537 ÷ 19,071 shares)A	$ 19.64

Class C: Net Asset Value and offering price per share ($2,307,729 ÷ 116,947 shares)A	$ 19.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,030,391 ÷ 335,500 shares)	$ 20.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)

Investment Income
Dividends		$ 65,665
Interest		192
Income from Fidelity Central Funds		1,663
Total income		67,520

Expenses
Management fee Basic fee	$ 47,660
Performance adjustment	1,225
Transfer agent fees	17,979
Distribution and service plan fees	25,376
Accounting and security lending fees	809
Custodian fees and expenses	408
Independent trustees' compensation	43
Registration fees	471
Audit	24
Legal	23
Miscellaneous	86
Total expenses before reductions	94,104
Expense reductions	(519)	93,585
Net investment income (loss)		(26,065)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	183,999
Other affiliated issuers	(2,036)
Foreign currency transactions	(897)
Total net realized gain (loss)		181,066
Change in net unrealized appreciation (depreciation) on: Investment securities	497,736
Assets and liabilities in foreign currencies	(54)
Total change in net unrealized appreciation (depreciation)		497,682
Net gain (loss)		678,748
Net increase (decrease) in net assets resulting from operations		$ 652,683

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011 (Unaudited)	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (26,065)	$ (46,327)
Net realized gain (loss)	181,066	30,271
Change in net unrealized appreciation (depreciation)	497,682	2,071,680
Net increase (decrease) in net assets resulting from operations	652,683	2,055,624
Distributions to shareholders from net realized gain	(24,043)	(40,949)
Share transactions - net increase (decrease)	1,314,482	1,543,873
Total increase (decrease) in net assets	1,943,122	3,558,548

Net Assets
Beginning of period	15,805,404	12,246,856
End of period (including accumulated net investment loss of $26,173 and accumulated net investment loss of $108, respectively)	$ 17,748,526	$ 15,805,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.96	$ 17.24	$ 13.36	$ 21.65	$ 18.37	$ 16.65
Income from Investment Operations
Net investment income (loss) E	(.03)	(.05)	- J	.05	.08	.06
Net realized and unrealized gain (loss)	.84	2.81	3.89	(8.22)	3.65	1.78
Total from investment operations	.81	2.76	3.89	(8.17)	3.73	1.84
Distributions from net investment income	-	-	-	- J	(.06)	(.03)
Distributions from net realized gain	(.04)	(.04)	(.01)	(.12)	(.39)	(.08)
Total distributions	(.04)	(.04)	(.01)	(.12)	(.45)	(.12) K
Net asset value, end of period	$ 20.73	$ 19.96	$ 17.24	$ 13.36	$ 21.65	$ 18.37
Total Return B, C, D	4.03%	16.07%	29.12%	(37.92)%	20.26%	11.06%
Ratios to Average Net AssetsF, H
Expenses before reductions	1.06% A	1.14%	1.19%	1.10%	1.09%	1.12%
Expenses net of fee waivers, if any	1.06% A	1.14%	1.19%	1.10%	1.09%	1.12%
Expenses net of all reductions	1.05% A	1.13%	1.18%	1.10%	1.08%	1.11%
Net investment income (loss)	(.26)% A	(.28)%	-% L	.26%	.42%	.37%
Supplemental Data
Net assets, end of period (in millions)	$ 6,211	$ 5,603	$ 4,265	$ 2,614	$ 2,630	$ 1,823
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.12 per share is comprised of distributions from net investment income of $.034 and distributions from net realized gain of $.083 per share.

L Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.74	$ 17.08	$ 13.26	$ 21.56	$ 18.29	$ 16.57
Income from Investment Operations
Net investment income (loss) E	(.05)	(.09)	(.04)	- J	.04	.03
Net realized and unrealized gain (loss)	.83	2.78	3.86	(8.18)	3.62	1.77
Total from investment operations	.78	2.69	3.82	(8.18)	3.66	1.80
Distributions from net realized gain	(.04)	(.03)	-	(.12)	(.39)	(.08)
Net asset value, end of period	$ 20.48	$ 19.74	$ 17.08	$ 13.26	$ 21.56	$ 18.29
Total Return B, C, D	3.92%	15.81%	28.81%	(38.13)%	20.00%	10.90%
Ratios to Average Net Assets F, H
Expenses before reductions	1.30% A	1.38%	1.45%	1.34%	1.31%	1.32%
Expenses net of fee waivers, if any	1.30% A	1.38%	1.45%	1.34%	1.31%	1.32%
Expenses net of all reductions	1.30% A	1.38%	1.44%	1.34%	1.31%	1.31%
Net investment income (loss)	(.51)% A	(.52)%	(.25)%	.02%	.19%	.17%
Supplemental Data
Net assets, end of period (in millions)	$ 1,825	$ 1,756	$ 1,557	$ 1,254	$ 2,185	$ 2,165
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 18.95	$ 16.49	$ 12.88	$ 21.04	$ 17.97	$ 16.35
Income from Investment Operations
Net investment income (loss) E	(.10)	(.19)	(.11)	(.10)	(.08)	(.07)
Net realized and unrealized gain (loss)	.79	2.68	3.72	(7.94)	3.54	1.74
Total from investment operations	.69	2.49	3.61	(8.04)	3.46	1.67
Distributions from net realized gain	-	(.03)	-	(.12)	(.39)	(.05)
Net asset value, end of period	$ 19.64	$ 18.95	$ 16.49	$ 12.88	$ 21.04	$ 17.97
Total Return B, C, D	3.64%	15.14%	28.03%	(38.41)%	19.24%	10.23%
Ratios to Average Net Assets F, H
Expenses before reductions	1.87% A	1.96%	2.01%	1.91%	1.89%	1.93%
Expenses net of fee waivers, if any	1.87% A	1.96%	2.00%	1.91%	1.89%	1.93%
Expenses net of all reductions	1.86% A	1.95%	1.99%	1.91%	1.89%	1.92%
Net investment income (loss)	(1.07)% A	(1.10)%	(.81)%	(.55)%	(.39)%	(.44)%
Supplemental Data
Net assets, end of period (in millions)	$ 375	$ 410	$ 401	$ 313	$ 489	$ 452
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 19.03	$ 16.55	$ 12.92	$ 21.10	$ 18.00	$ 16.37
Income from Investment Operations
Net investment income (loss) E	(.10)	(.17)	(.11)	(.09)	(.06)	(.06)
Net realized and unrealized gain (loss)	.80	2.68	3.74	(7.97)	3.55	1.74
Total from investment operations	.70	2.51	3.63	(8.06)	3.49	1.68
Distributions from net realized gain	-	(.03)	-	(.12)	(.39)	(.05)
Net asset value, end of period	$ 19.73	$ 19.03	$ 16.55	$ 12.92	$ 21.10	$ 18.00
Total Return B, C, D	3.68%	15.21%	28.10%	(38.39)%	19.37%	10.28%
Ratios to Average Net Assets F, H
Expenses before reductions	1.80% A	1.88%	1.95%	1.85%	1.82%	1.85%
Expenses net of fee waivers, if any	1.80% A	1.88%	1.95%	1.85%	1.82%	1.85%
Expenses net of all reductions	1.80% A	1.88%	1.94%	1.85%	1.82%	1.83%
Net investment income (loss)	(1.01)% A	(1.02)%	(.76)%	(.49)%	(.32)%	(.35)%
Supplemental Data
Net assets, end of period (in millions)	$ 2,308	$ 2,138	$ 1,799	$ 1,355	$ 1,879	$ 1,596
Portfolio turnover rate G	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended June 30, 2011	Years ended December 31,
	(Unaudited)	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 20.14	$ 17.39	$ 13.49	$ 21.84	$ 18.52	$ 16.78
Income from Investment Operations
Net investment income (loss) D	- J	(.01)	.03	.09	.14	.12
Net realized and unrealized gain (loss)	.85	2.85	3.93	(8.30)	3.67	1.79
Total from investment operations	.85	2.84	3.96	(8.21)	3.81	1.91
Distributions from net investment income	-	-	(.02)	(.02)	(.10)	(.09)
Distributions from net realized gain	(.04)	(.09)	(.04)	(.12)	(.39)	(.08)
Total distributions	(.04)	(.09)	(.06)	(.14)	(.49)	(.17) K
Net asset value, end of period	$ 20.95	$ 20.14	$ 17.39	$ 13.49	$ 21.84	$ 18.52
Total Return B, C	4.19%	16.34%	29.37%	(37.76)%	20.57%	11.40%
Ratios to Average Net Assets E, H
Expenses before reductions	.79% A	.89%	.96%	.86%	.81%	.83%
Expenses net of fee waivers, if any	.79% A	.89%	.96%	.86%	.81%	.83%
Expenses net of all reductions	.79% A	.89%	.95%	.85%	.81%	.82%
Net investment income (loss)	-% A, G	(.04)%	.24%	.50%	.69%	.66%
Supplemental Data
Net assets, end of period (in millions)	$ 7,030	$ 5,898	$ 4,225	$ 2,793	$ 2,309	$ 1,540
Portfolio turnover rate F	57% A	47% I	58%	74%	57%	79%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The portfolio turnover rate does not include the assets acquired in the merger.

J Amount represents less than $.01 per share.

K Total distributions of $.17 per share is comprised of distributions from net investment income of $.086 and distributions from net realized gain of $.083 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011 (Unaudited)

(Amounts in thousands except ratios)

1. Organization.

Fidelity Advisor New Insights Fund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares were closed to new accounts and additional purchases, except for exchanges and reinvestments, by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Semiannual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For restricted debt and private placements were observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, deferred trustee compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 4,757,133
Gross unrealized depreciation	(157,818)
Net unrealized appreciation (depreciation) on securities and other investments	$ 4,599,315

Tax cost	$ 13,427,716

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) -Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,069,989 and $4,623,162, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the Institutional Class of the Fund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 7,532	$ 322
Class T	.25%	.25%	4,544	37
Class B	.75%	.25%	1,983	1,493
Class C	.75%	.25%	11,317	2,365
			$ 25,376	$ 4,217

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 871
Class T	131
Class B*	308
Class C*	81
$ 1,391

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,501.22
Class T	1,910.21
Class B	540.27
Class C	2,402.21
Institutional Class	6,626.20
	$ 17,979

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $90 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $27 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $779, including $5 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $514 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $5.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net realized gain
Class A	$ 10,098	$ 11,131
Class T	3,142	3,007
Class B	-	728
Class C	-	3,267
Institutional Class	10,803	22,816
Total	$ 24,043	$ 40,949

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class A
Shares sold	54,011	91,786	$ 1,110,109	$ 1,651,137
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	1,092	-	21,706
Reinvestment of distributions	439	602	9,175	10,377
Shares redeemed	(35,680)	(60,094)	(732,188)	(1,062,739)
Net increase (decrease)	18,770	33,386	$ 387,096	$ 620,481
Class T
Shares sold	11,596	19,041	$ 235,625	$ 337,853
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	768	-	15,102
Reinvestment of distributions	139	171	2,869	2,799
Shares redeemed	(11,628)	(22,149)	(236,443)	(388,951)
Net increase (decrease)	107	(2,169)	$ 2,051	$ (33,197)
Class B
Shares sold	289	2,821	$ 5,632	$ 47,070
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	262	-	4,955
Reinvestment of distributions	-	40	-	619
Shares redeemed	(2,846)	(5,808)	(55,469)	(98,796)
Net increase (decrease)	(2,557)	(2,685)	$ (49,837)	$ (46,152)

Semiannual Report

11. Share Transactions - continued

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Class C
Shares sold	14,267	22,710	$ 279,466	$ 390,515
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	510	-	9,679
Reinvestment of distributions	-	162	-	2,521
Shares redeemed	(9,669)	(19,704)	(189,018)	(333,891)
Net increase (decrease)	4,598	3,678	$ 90,448	$ 68,824
Institutional Class
Shares sold	71,735	144,821	$ 1,487,015	$ 2,621,843
Issued in exchange for shares of Fidelity Advisor Fifty Fund	-	124	-	2,491
Reinvestment of distributions	404	957	8,538	17,962
Shares redeemed	(29,480)	(95,998)	(610,829)	(1,708,379)
Net increase (decrease)	42,659	49,904	$ 884,724	$ 933,917

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

13. Merger Information.

On December 17, 2010 the Fund acquired all of the assets and assumed all of the liabilities of the Fidelity Advisor Fifty Fund ("Target Fund") pursuant to an agreement and plan of reorganization approved by the Board of Trustees ("The Board") on July 14, 2010. The reorganization provides shareholders of the Target Fund access to a larger portfolio with the same investment objective and lower expenses. The acquisition was accomplished by an exchange of 1,092 Class A shares, 768 Class T shares, 262 Class B shares, 510 Class C shares, and 124 Institutional Class shares of the Fund, respectively, for 2,357 Class A shares, 1,682 Class T shares, 576 Class B shares, 1,133 Class C shares, and 262 Institutional Class shares then outstanding (valued at $9.21, $8.98, $8.61, $8.55 and $9.50 per share for Class A, Class T, Class B, Class C, and Institutional Class, respectively) of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

13. Merger Information - continued

the Target Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. The Target Fund's net assets, including securities of $53,669, unrealized appreciation of $7,533 and net other assets of $265, were combined with the Fund's net assets of $15,520,226 for total net assets after the acquisition of $15,574,160.

Pro forma results of operations of the combined entity for the entire year ended December 31, 2010, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$ (46,458)
Total net realized gain (loss)	36,573
Total change in net unrealized appreciation (depreciation)	2,073,492
Net increase (decrease) in net assets resulting from operations	$ 2,063,607

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's accompanying Statement of Operations since December 17, 2010.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

ANIFI-USAN-0811
1.803544.107

Fidelity®
Contrafund®

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Contrafund	.79%
Actual		$ 1,000.00	$ 1,043.80	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class K	.67%
Actual		$ 1,000.00	$ 1,044.40	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	7.1
Google, Inc. Class A	4.0	5.1
Berkshire Hathaway, Inc. Class A	3.0	3.3
McDonald's Corp.	2.4	2.4
The Coca-Cola Co.	2.2	2.1
The Walt Disney Co.	2.0	2.1
Noble Energy, Inc.	1.8	1.5
Wells Fargo & Co.	1.8	2.3
Amazon.com, Inc.	1.6	1.4
Oracle Corp.	1.5	1.3
	27.2
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.5	32.7
Consumer Discretionary	18.8	18.3
Health Care	9.8	8.2
Financials	9.4	10.5
Energy	7.8	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 95.3%		Stocks 95.8%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	18.8%	** Foreign investments	22.4%

Semiannual Report

Investments June 30, 2011

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.3%
Autoliv, Inc.	1,109,700	$ 87,056
Gentex Corp.	3,064,308	92,634
Lear Corp.	255,800	13,680
		193,370
Automobiles - 0.5%
Ford Motor Co. (a)	4,804,000	66,247
Honda Motor Co. Ltd. sponsored ADR	210,000	8,108
Hyundai Motor Co.	835,181	185,509
Tesla Motors, Inc. (a)(d)	3,583,141	104,377
		364,241
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	2,109,809	44,896
Kroton Educacional SA unit (a)	2,317,300	30,059
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	372,238	41,586
Weight Watchers International, Inc.	578,060	43,626
		160,167
Hotels, Restaurants & Leisure - 5.6%
Ajisen (China) Holdings Ltd.	24,987,000	51,761
Arcos Dorados Holdings, Inc.	3,311,300	69,835
Buffalo Wild Wings, Inc. (a)	605,267	40,135
Chipotle Mexican Grill, Inc. (a)(e)	2,971,480	915,780
Galaxy Entertainment Group Ltd. (a)	33,581,000	71,807
InterContinental Hotel Group PLC	1,200,881	24,582
Las Vegas Sands Corp. (a)	2,890,700	122,016
Little Sheep Group Ltd.	31,302,000	25,060
McDonald's Corp.	22,789,870	1,921,642
Red Robin Gourmet Burgers, Inc. (a)	356,000	12,951
Sands China Ltd. (a)	805,200	2,173
Starbucks Corp.	10,840,354	428,086
Tim Hortons, Inc. (Canada)	12,168,732	594,178
Wynn Resorts Ltd.	700,500	100,550
Yum! Brands, Inc.	145,000	8,010
		4,388,566
Household Durables - 0.2%
SodaStream International Ltd.	569,889	34,655
Tempur-Pedic International, Inc. (a)	2,080,052	141,069
		175,724
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	6,221,408	$ 1,272,216
ASOS PLC (a)(d)	1,225,638	47,209
Netflix, Inc. (a)	423,400	111,223
Ocado Group PLC (a)	19,785,281	57,886
Priceline.com, Inc. (a)	1,139,000	583,088
		2,071,622
Media - 3.7%
DIRECTV (a)	5,995,733	304,703
Discovery Communications, Inc. (a)(e)	14,175,005	580,608
DreamWorks Animation SKG, Inc. Class A (a)	474,000	9,527
Legend Pictures LLC (h)(i)	27,800	20,850
Liberty Media Corp. Capital Series A (a)	758,338	65,027
Naspers Ltd. Class N	1,066,100	60,220
Pandora Media, Inc.	193,100	3,652
Scripps Networks Interactive, Inc. Class A	4,620,152	225,833
The Walt Disney Co.	39,865,119	1,556,334
The Weinstein Co. Holdings, LLC Class A-1 (a)(h)(i)	41,234	15,463
Virgin Media, Inc.	1,091,200	32,660
		2,874,877
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)(e)	9,198,800	612,824
Dollarama, Inc.	1,471,150	49,837
Dollarama, Inc. (f)	1,194,200	40,455
Macy's, Inc.	1,828,900	53,477
Maoye International Holdings Ltd.	35,569,000	17,735
Marisa Lojas SA	985,800	15,029
Springland International Holdings Ltd.	372,000	309
		789,666
Specialty Retail - 2.6%
AutoZone, Inc. (a)	255,110	75,219
Bed Bath & Beyond, Inc. (a)	4,733,603	276,300
DSW, Inc. Class A (a)	360,633	18,252
Express, Inc.	221,166	4,821
Foschini Ltd.	1,210,000	15,785
L'Occitane Ltd. (a)	1,002,500	2,680
Limited Brands, Inc.	2,239,900	86,124
Luk Fook Holdings International Ltd.	824,000	3,997
O'Reilly Automotive, Inc. (a)	1,179,200	77,249
Penske Automotive Group, Inc.	375,000	8,528
Ross Stores, Inc.	4,384,394	351,278
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	1,454,409	$ 24,870
Tiffany & Co., Inc.	310,700	24,396
TJX Companies, Inc.	18,689,262	981,747
Tractor Supply Co.	106,700	7,136
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	809,560	52,281
Vitamin Shoppe, Inc. (a)	881,572	40,341
		2,051,004
Textiles, Apparel & Luxury Goods - 1.9%
Burberry Group PLC	8,213,914	191,146
Coach, Inc.	1,266,667	80,978
Deckers Outdoor Corp. (a)	403,872	35,597
lululemon athletica, Inc. (a)	122,200	13,664
NIKE, Inc. Class B	11,301,800	1,016,936
Polo Ralph Lauren Corp. Class A	339,436	45,013
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	734,600	56,792
Vera Bradley, Inc.	522,400	19,956
VF Corp.	289,900	31,472
Wolverine World Wide, Inc.	178,938	7,471
		1,499,025
TOTAL CONSUMER DISCRETIONARY		14,568,262
CONSUMER STAPLES - 6.0%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	398,954	23,157
Boston Beer Co., Inc. Class A (a)	165,807	14,856
Coca-Cola Icecek AS	1,163,500	17,168
Dr Pepper Snapple Group, Inc.	1,509,600	63,298
Hansen Natural Corp. (a)	125,000	10,119
The Coca-Cola Co.	25,919,091	1,744,096
		1,872,694
Food & Staples Retailing - 0.6%
Bim Birlesik Magazalar AS JSC	916,000	29,770
China Resources Enterprise Ltd.	7,222,000	29,513
Costco Wholesale Corp.	3,485,423	283,156
Droga Raia SA	1,673,400	27,870
Eurocash SA	78,250	842
Shoprite Holdings Ltd.	1,040,200	15,660
Wal-Mart de Mexico SA de CV Series V	18,506,300	54,830
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	377,400	$ 16,024
Whole Foods Market, Inc.	460,400	29,212
		486,877
Food Products - 1.2%
Danone	220,000	16,416
Diamond Foods, Inc. (d)(e)	1,607,334	122,704
General Mills, Inc.	1,003,300	37,343
Green Mountain Coffee Roasters, Inc. (a)	2,762,500	246,581
Kraft Foods, Inc. Class A	238,700	8,409
Mead Johnson Nutrition Co. Class A	596,100	40,267
Nestle SA	1,221,913	75,943
Orion Corp.	3,103	1,326
Shenguan Holdings Group Ltd.	23,612,000	16,689
Tingyi (Cayman Islands) Holding Corp.	12,824,000	39,633
TreeHouse Foods, Inc. (a)(e)	3,408,796	186,154
Want Want China Holdings Ltd.	116,632,000	113,159
		904,624
Household Products - 1.1%
Colgate-Palmolive Co.	9,108,011	796,131
Procter & Gamble Co.	1,516,719	96,418
		892,549
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	4,910,900	516,578
Nu Skin Enterprises, Inc. Class A	1,452,125	54,527
		571,105
TOTAL CONSUMER STAPLES		4,727,849
ENERGY - 7.8%
Energy Equipment & Services - 1.0%
Dresser-Rand Group, Inc. (a)	160,000	8,600
Schlumberger Ltd.	9,064,400	783,164
Seadrill Ltd.	660,900	23,266
		815,030
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	8,114,770	622,890
Apache Corp.	2,086,069	257,400
Baytex Energy Corp. (d)	132,800	7,260
BG Group PLC	3,440,867	78,085
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Birchcliff Energy Ltd. (a)(e)	8,465,100	$ 114,284
Canadian Natural Resources Ltd.	4,313,712	180,841
Chesapeake Energy Corp.	219,200	6,508
Clean Energy Fuels Corp. (a)(d)	678,208	8,918
CNOOC Ltd. sponsored ADR (d)	284,166	67,043
Concho Resources, Inc. (a)	4,949,259	454,589
Continental Resources, Inc. (a)	2,928,600	190,095
El Paso Corp.	378,200	7,640
EnCana Corp.	586,148	18,100
EOG Resources, Inc.	2,861,657	299,186
Gran Tierra Energy, Inc. (a)	2,100,400	13,830
Ivanhoe Energy, Inc. (a)(f)	4,102,500	7,785
Kosmos Energy Ltd.	1,886,660	32,035
Noble Energy, Inc. (e)	15,787,236	1,415,010
Oasis Petroleum, Inc. (a)	1,802,826	53,508
Occidental Petroleum Corp.	9,495,841	987,947
OGX Petroleo e Gas Participacoes SA (a)	1,972,300	18,433
QEP Resources, Inc.	992,200	41,504
Range Resources Corp.	441,400	24,498
Southwestern Energy Co. (a)	1,438,959	61,703
Tourmaline Oil Corp. (a)	4,453,900	147,971
Tourmaline Oil Corp. (a)(f)	1,363,300	45,293
TransAtlantic Petroleum Ltd. (a)(f)	4,894,651	8,070
Tullow Oil PLC	1,812,900	36,078
Ultrapar Participacoes SA	2,500,000	44,280
Whiting Petroleum Corp. (a)	981,528	55,859
Williams Companies, Inc.	829,600	25,095
World Fuel Services Corp.	240,000	8,623
		5,340,361
TOTAL ENERGY		6,155,391
FINANCIALS - 9.4%
Capital Markets - 0.4%
BlackRock, Inc. Class A	1,344,400	257,869
Charles Schwab Corp.	1,355,175	22,293
Evercore Partners, Inc. Class A	336,200	11,202
T. Rowe Price Group, Inc.	778,196	46,956
		338,320
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.7%
Banco Bradesco SA (PN) sponsored ADR	1,025,000	$ 21,002
Banco do Brasil SA	769,300	13,798
BanColombia SA sponsored ADR	130,000	8,675
Bank of China Ltd. (H Shares)	40,823,000	19,882
HDFC Bank Ltd. sponsored ADR	145,000	25,577
Industrial & Commercial Bank of China Ltd. (H Shares)	49,855,000	37,863
Itau Unibanco Banco Multiplo SA sponsored ADR	10,861,000	255,777
M&T Bank Corp.	1,041,900	91,635
Metro Bank PLC Class A (a)(e)(h)	1,658,250	23,952
PT Bank Central Asia Tbk	37,962,000	33,861
PT Bank Tabungan Negara Tbk	16,470,500	3,246
Royal Bank of Canada	521,700	29,823
Standard Chartered PLC (United Kingdom)	4,337,494	114,025
The Toronto-Dominion Bank	558,300	47,343
Wells Fargo & Co.	48,954,997	1,373,677
		2,100,136
Consumer Finance - 0.0%
American Express Co.	140,700	7,274
Credit Acceptance Corp. (a)	246,122	20,790
Discover Financial Services	443,369	11,860
		39,924
Diversified Financial Services - 1.5%
Citigroup, Inc.	16,459,720	685,383
ING Groep NV (Certificaten Van Aandelen) (a)	3,796,700	46,794
JPMorgan Chase & Co.	10,364,229	424,312
MSCI, Inc. Class A (a)	552,967	20,836
		1,177,325
Insurance - 4.4%
ACE Ltd.	1,233,600	81,196
Admiral Group	7,156,659	190,778
AIA Group Ltd.	23,178,000	80,271
Berkshire Hathaway, Inc. Class A (a)	20,292	2,356,003
Fairfax Financial Holdings Ltd. (sub. vtg.)	195,422	78,217
MetLife, Inc.	3,385,800	148,535
Prudential Financial, Inc.	977,700	62,172
Qualicorp SA	2,581,000	24,634
The Chubb Corp.	5,157,800	322,930
The Travelers Companies, Inc.	1,728,228	100,894
		3,445,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	51,020	$ 5,930
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	16,624,400	190,087
CB Richard Ellis Group, Inc. Class A (a)	1,510,850	37,937
Wharf Holdings Ltd.	1,727,000	11,995
		240,019
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	2,367,800	62,841
TOTAL FINANCIALS		7,410,125
HEALTH CARE - 9.8%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	2,137,903	15,906
Alexion Pharmaceuticals, Inc. (a)	3,473,360	163,352
Amarin Corp. PLC ADR (a)	726,685	10,515
Amgen, Inc. (a)	2,420,540	141,239
Anthera Pharmaceuticals, Inc. (a)	696,700	5,692
ARIAD Pharmaceuticals, Inc. (a)	2,217,023	25,119
ArQule, Inc. (a)	106,300	664
AVEO Pharmaceuticals, Inc. (a)	1,197,970	24,690
Biogen Idec, Inc. (a)	5,518,200	590,006
BioMarin Pharmaceutical, Inc. (a)	671,560	18,273
Celgene Corp. (a)	139,604	8,421
Gilead Sciences, Inc. (a)	18,043,497	747,181
Human Genome Sciences, Inc. (a)	1,611,196	39,539
Incyte Corp. (a)(d)	3,096,900	58,655
Inhibitex, Inc. (a)	1,123,584	4,404
NPS Pharmaceuticals, Inc. (a)	1,236,400	11,684
ONYX Pharmaceuticals, Inc. (a)	416,793	14,713
Targacept, Inc. (a)(e)	2,012,929	42,412
Theravance, Inc. (a)	550,000	12,216
Vertex Pharmaceuticals, Inc. (a)	1,004,100	52,203
		1,986,884
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	1,004,449	6,941
C. R. Bard, Inc.	488,040	53,616
Covidien PLC	741,600	39,475
Cyberonics, Inc. (a)	130,147	3,638
DENTSPLY International, Inc.	202,200	7,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	2,374,258	$ 206,988
Gen-Probe, Inc. (a)	304,405	21,050
Hill-Rom Holdings, Inc. (e)	5,758,338	265,114
ICU Medical, Inc. (a)	381,600	16,676
Intuitive Surgical, Inc. (a)	110,500	41,118
Neogen Corp. (a)	50,470	2,282
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	47,320,000	68,228
Sirona Dental Systems, Inc. (a)	534,500	28,382
St. Jude Medical, Inc.	1,638,900	78,143
Stryker Corp.	135,000	7,923
The Cooper Companies, Inc.	105,000	8,320
Varian Medical Systems, Inc. (a)	1,300,100	91,033
Volcano Corp. (a)	779,815	25,180
		971,807
Health Care Providers & Services - 1.2%
Aetna, Inc.	690,400	30,440
AmerisourceBergen Corp.	574,700	23,793
Cardinal Health, Inc.	1,802,800	81,883
Diagnosticos da America SA	1,125,000	15,134
Express Scripts, Inc. (a)	705,100	38,061
HealthSouth Corp. (a)	345,000	9,056
HMS Holdings Corp. (a)	743,700	57,168
Humana, Inc.	188,300	15,166
Laboratory Corp. of America Holdings (a)	180,000	17,422
McKesson Corp.	383,600	32,088
Medco Health Solutions, Inc. (a)	1,989,702	112,458
MedQuist Holdings, Inc. (a)	127,434	1,646
UnitedHealth Group, Inc.	6,799,900	350,739
Universal Health Services, Inc. Class B	1,228,300	63,294
Wellcare Health Plans, Inc. (a)	238,200	12,246
WellPoint, Inc.	700,210	55,156
		915,750
Health Care Technology - 0.6%
Cerner Corp. (a)	4,768,974	291,432
Quality Systems, Inc. (d)(e)	1,916,792	167,336
		458,768
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	5,310,705	271,430
Fluidigm Corp. (h)	1,027,385	15,506
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	756,800	$ 56,874
Mettler-Toledo International, Inc. (a)(e)	3,234,000	545,479
Thermo Fisher Scientific, Inc. (a)	241,900	15,576
Waters Corp. (a)	3,705,557	354,770
		1,259,635
Pharmaceuticals - 2.7%
Abbott Laboratories	4,756,655	250,295
Allergan, Inc.	594,500	49,492
AstraZeneca PLC (United Kingdom)	2,110,828	105,499
Bayer AG	1,957,661	157,405
Bristol-Myers Squibb Co.	556,300	16,110
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	232,600	7,985
Forest Laboratories, Inc. (a)	507,300	19,957
Lupin Ltd.	1,450,000	14,594
MAP Pharmaceuticals, Inc. (a)	775,598	12,386
Mylan, Inc. (a)	2,158,700	53,255
Novo Nordisk A/S Series B	3,825,855	479,366
Perrigo Co.	2,589,600	227,548
Pfizer, Inc.	5,115,700	105,383
Piramal Healthcare Ltd.	35,231	314
Shire PLC	6,648,000	207,854
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,501,800	72,417
The Medicines Company (a)	437,250	7,219
Valeant Pharmaceuticals International, Inc. (Canada)	4,741,377	246,558
ViroPharma, Inc. (a)	430,000	7,955
Warner Chilcott PLC	1,493,426	36,036
Watson Pharmaceuticals, Inc. (a)	676,100	46,468
		2,124,096
TOTAL HEALTH CARE		7,716,940
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	448,003	15,837
Precision Castparts Corp.	308,900	50,860
TransDigm Group, Inc. (a)	340,738	31,072
United Technologies Corp.	815,800	72,206
		169,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,316,625	$ 419,163
Expeditors International of Washington, Inc.	1,287,000	65,882
		485,045
Building Products - 0.0%
Armstrong World Industries, Inc.	185,000	8,429
Commercial Services & Supplies - 0.6%
Aggreko PLC	683,736	21,167
Edenred (d)	1,964,281	59,939
KAR Auction Services, Inc. (a)	1,060,676	20,057
Stericycle, Inc. (a)	3,084,308	274,874
Swisher Hygiene, Inc. (h)	6,357,060	35,790
Waste Connections, Inc.	1,835,096	58,228
		470,055
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	214,779	9,289
Electrical Equipment - 0.8%
AMETEK, Inc.	171,500	7,700
Cooper Industries PLC Class A	2,805,341	167,395
II-VI, Inc. (a)	299,400	7,665
Polypore International, Inc. (a)	2,163,221	146,753
Rockwell Automation, Inc.	994,300	86,265
Roper Industries, Inc.	1,799,100	149,865
Sensata Technologies Holding BV (a)	1,766,565	66,511
		632,154
Industrial Conglomerates - 0.1%
3M Co.	411,900	39,069
Hutchison Whampoa Ltd.	661,000	7,135
		46,204
Machinery - 1.9%
Caterpillar, Inc.	602,500	64,142
China Automation Group Ltd.	35,291,000	24,716
Cummins, Inc.	957,453	99,087
Danaher Corp.	13,119,327	695,193
Deere & Co.	959,000	79,070
Donaldson Co., Inc.	66,369	4,027
Dover Corp.	1,819,200	123,342
Gardner Denver, Inc.	110,100	9,254
Graco, Inc.	488,400	24,742
IDEX Corp.	194,100	8,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Nordson Corp.	2,751,208	$ 150,904
PACCAR, Inc.	383,341	19,585
Pall Corp.	1,965,600	110,526
Rotork PLC	272,800	7,382
WABCO Holdings, Inc. (a)	714,700	49,357
		1,470,226
Professional Services - 0.2%
Experian PLC	3,187,300	40,590
IHS, Inc. Class A (a)	1,047,099	87,349
Nielsen Holdings B.V. (a)	1,252,470	39,027
		166,966
Road & Rail - 1.8%
Canadian National Railway Co.	5,058,300	404,601
CSX Corp.	15,296,700	401,079
Hertz Global Holdings, Inc. (a)	491,900	7,811
Localiza Rent A Car SA	2,909,200	51,993
Norfolk Southern Corp.	692,000	51,852
Union Pacific Corp.	4,720,854	492,857
Zipcar, Inc. (a)(d)	316,300	6,456
		1,416,649
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(f)	1,624,500	39,459
Class A	1,878,677	45,633
Mills Estruturas e Servicos de Engenharia SA	1,678,700	24,195
Noble Group Ltd.	33,663,000	53,990
W.W. Grainger, Inc.	892,044	137,063
		300,340
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	67,300	57
TOTAL INDUSTRIALS		5,175,389
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	2,636,734	184,914
Aruba Networks, Inc. (a)	4,268,386	126,131
Calix Networks, Inc. (a)	1,890,023	39,350
F5 Networks, Inc. (a)	828,824	91,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
HTC Corp.	7,638,650	$ 256,226
Juniper Networks, Inc. (a)	1,714,955	54,021
Motorola Solutions, Inc.	493,100	22,702
Polycom, Inc. (a)	2,539,200	163,271
QUALCOMM, Inc.	9,384,743	532,960
Riverbed Technology, Inc. (a)	3,888,766	153,956
		1,624,909
Computers & Peripherals - 8.2%
Apple, Inc. (a)	15,978,147	5,363,381
Dell, Inc. (a)	6,319,600	105,348
EMC Corp. (a)	19,754,300	544,231
NetApp, Inc. (a)	7,447,385	393,073
		6,406,033
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A (e)	11,224,572	606,015
Arrow Electronics, Inc. (a)	1,267,517	52,602
E Ink Holdings, Inc. GDR (a)(f)	471,100	8,817
IPG Photonics Corp. (a)	1,394,871	101,421
National Instruments Corp.	1,369,345	40,656
		809,511
Internet Software & Services - 5.8%
Active Network, Inc.	961,781	16,927
AOL, Inc. (a)	3,486,156	69,235
Baidu.com, Inc. sponsored ADR (a)	2,221,402	311,285
Constant Contact, Inc. (a)(d)(e)	1,854,870	47,077
Dice Holdings, Inc. (a)	1,485,642	20,086
eBay, Inc. (a)	10,506,509	339,045
Facebook, Inc. Class B (a)(h)	3,464,225	86,606
Google, Inc. Class A (a)	6,263,848	3,171,887
LogMeIn, Inc. (a)(d)	1,115,303	43,017
Mercadolibre, Inc. (d)	1,645,624	130,564
Open Text Corp. (a)	239,500	15,355
OpenTable, Inc. (a)	43,236	3,594
Tencent Holdings Ltd.	7,530,800	204,389
WebMD Health Corp. (a)	902,804	41,150
		4,500,217
IT Services - 2.5%
Accenture PLC Class A	10,720,700	647,745
Alliance Data Systems Corp. (a)	277,800	26,133
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Atos Origin SA	135,000	$ 7,628
Broadridge Financial Solutions, Inc.	216,900	5,221
Cognizant Technology Solutions Corp. Class A (a)	4,222,822	309,702
Fidelity National Information Services, Inc.	3,615,558	111,323
Fiserv, Inc. (a)	1,232,000	77,160
International Business Machines Corp.	639,814	109,760
MasterCard, Inc. Class A	332,546	100,209
ServiceSource International, Inc.	1,433,039	31,842
Teradata Corp. (a)	256,414	15,436
Visa, Inc. Class A	6,444,393	543,005
		1,985,164
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp. (e)	18,427,900	854,133
Analog Devices, Inc.	6,102,154	238,838
ARM Holdings PLC sponsored ADR (d)	10,167,900	289,073
ASML Holding NV	3,390,900	125,328
Atmel Corp. (a)	12,076,900	169,922
Avago Technologies Ltd.	9,586,490	364,287
Broadcom Corp. Class A	4,128,700	138,889
Cavium, Inc. (a)(e)	2,801,316	122,109
Cymer, Inc. (a)	798,900	39,554
GT Solar International, Inc. (a)(d)	2,961,419	47,975
Hittite Microwave Corp. (a)	201,755	12,491
Linear Technology Corp.	4,644,100	153,348
LSI Corp. (a)	1,200,000	8,544
Marvell Technology Group Ltd. (a)	2,266,014	33,458
Maxim Integrated Products, Inc.	3,830,991	97,920
Micrel, Inc.	180,117	1,906
Microchip Technology, Inc. (d)	850,800	32,254
Netlogic Microsystems, Inc. (a)	899,430	36,355
Novellus Systems, Inc. (a)	728,100	26,314
NVIDIA Corp. (a)	6,281,556	100,097
Omnivision Technologies, Inc. (a)	1,784,700	62,125
Samsung Electronics Co. Ltd.	621,650	481,240
Semtech Corp. (a)	512,029	13,999
Skyworks Solutions, Inc. (a)(e)	11,116,289	255,452
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,452,280	30,923
TriQuint Semiconductor, Inc. (a)	2,676,498	27,274
		3,763,808
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.0%
ANSYS, Inc. (a)	1,084,783	$ 59,305
BMC Software, Inc. (a)	6,274,547	343,218
BroadSoft, Inc. (a)	202,900	7,737
Check Point Software Technologies Ltd. (a)	7,282,100	413,987
Citrix Systems, Inc. (a)	5,440,200	435,216
CommVault Systems, Inc. (a)	781,528	34,739
Fortinet, Inc. (a)	5,362,221	146,335
Informatica Corp. (a)(e)	5,433,927	317,504
Intuit, Inc. (a)	5,626,800	291,806
NetSuite, Inc. (a)(d)	1,306,246	51,205
Nuance Communications, Inc. (a)	738,800	15,862
Oracle Corp.	34,724,444	1,142,781
Pegasystems, Inc.	167,672	7,805
QLIK Technologies, Inc.	1,137,600	38,747
RealPage, Inc.	1,025,377	27,142
Red Hat, Inc. (a)	1,951,425	89,570
Rovi Corp. (a)	3,869,240	221,940
salesforce.com, Inc. (a)	4,671,235	695,921
SAP AG sponsored ADR (d)	376,000	22,804
Solera Holdings, Inc.	1,932,888	114,350
SuccessFactors, Inc. (a)	330,444	9,715
TIBCO Software, Inc. (a)	3,751,700	108,874
Trion World Network, Inc. warrants 8/10/17 (a)(h)	124,282	0*
VMware, Inc. Class A (a)	1,152,400	115,505
		4,712,068
TOTAL INFORMATION TECHNOLOGY		23,801,710
MATERIALS - 5.8%
Chemicals - 0.4%
Albemarle Corp.	489,000	33,839
Celanese Corp. Class A	531,500	28,334
Ecolab, Inc.	1,240,463	69,937
Huabao International Holdings Ltd.	15,561,000	14,158
PPG Industries, Inc.	1,104,900	100,314
Praxair, Inc.	411,000	44,548
Sherwin-Williams Co.	100,000	8,387
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	130,300	8,433
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	430,600	$ 15,527
W.R. Grace & Co. (a)	165,495	7,552
		331,029
Containers & Packaging - 0.2%
Ball Corp.	886,693	34,102
Crown Holdings, Inc. (a)	868,600	33,719
Lock & Lock Co. Ltd.	120,400	4,892
Rock-Tenn Co. Class A	819,300	54,352
Silgan Holdings, Inc.	677,700	27,765
		154,830
Metals & Mining - 5.2%
Allied Nevada Gold Corp. (Canada) (a)	2,080,600	73,373
AngloGold Ashanti Ltd. sponsored ADR	4,797,758	201,938
Aurizon Mines Ltd. (a)	3,012,800	16,870
Avion Gold Corp. (a)(e)	25,194,997	50,683
B2Gold Corp. (a)(e)	26,896,442	90,919
B2Gold Corp. (a)(e)(f)	5,850,000	19,775
Canaco Resources, Inc. (a)	1,811,400	6,255
Canaco Resources, Inc. (f)	4,674,900	16,142
Centerra Gold, Inc.	107,100	1,777
Dalradian Resources, Inc. (a)(e)	3,991,600	6,250
Eldorado Gold Corp.	17,880,288	263,829
Extorre Gold Mines Ltd. (a)(e)	6,795,068	87,440
Extorre Gold Mines Ltd. (a)(e)(f)(g)	569,000	7,322
First Quantum Minerals Ltd.	101,400	14,785
Fortescue Metals Group Ltd.	2,371,837	16,153
Franco-Nevada Corp. (e)	9,506,600	354,871
Franco-Nevada Corp. (e)(f)	695,100	25,947
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	347,550	2,198
Freeport-McMoRan Copper & Gold, Inc.	3,274,700	173,232
Goldcorp, Inc.	12,767,483	617,589
Intrepid Mines Ltd. (Australia) (a)	2,900,573	4,417
Ivanhoe Australia Ltd. (a)	995,732	2,563
Ivanhoe Mines Ltd. (a)(d)	22,148,540	559,685
Kinross Gold Corp.	955,827	15,095
Kinross Gold Corp. warrants 9/17/14 (a)	1,155,458	2,935
Kirkland Lake Gold, Inc. (a)	550,000	8,669
Medusa Mining Ltd. (e)	13,207,907	93,351
New Gold, Inc. (a)	9,632,011	99,376
Newcrest Mining Ltd.	20,225,853	818,014
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Osisko Mining Corp. (a)	4,327,800	$ 67,268
Perseus Mining Ltd. (Canada) (a)	1,408,200	3,942
Pilot Gold, Inc. (a)	489,297	1,116
Premier Gold Mines Ltd. (a)	1,156,600	6,800
Rainy River Resources Ltd. (a)	1,107,800	10,740
Randgold Resources Ltd. sponsored ADR	838,746	70,497
Romarco Minerals, Inc. (a)	2,436,500	4,143
Royal Gold, Inc.	561,944	32,913
Sabina Gold & Silver Corp. (a)	685,700	4,195
San Gold Corp. (a)	5,432,500	18,364
SEMAFO, Inc. (a)	4,178,500	32,019
Tahoe Resources, Inc. (f)	5,816,500	108,562
Tigray Resources, Inc.	1,297,260	0
US Gold Corp. (a)(d)	2,512,600	15,151
		4,027,163
TOTAL MATERIALS		4,513,022
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AboveNet, Inc.	103,500	7,293
Telecomunicacoes de Sao Paulo SA sponsored ADR	5,174,830	153,692
tw telecom, inc. (a)	400,000	8,212
		169,197
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	4,440,700	232,382
Millicom International Cellular SA	74,600	7,740
Millicom International Cellular SA unit	140,300	14,641
SOFTBANK CORP.	602,300	22,805
TIM Participacoes SA sponsored ADR (non-vtg.)	1,997,862	98,315
		375,883
TOTAL TELECOMMUNICATION SERVICES		545,080
UTILITIES - 0.2%
Gas Utilities - 0.1%
ONEOK, Inc.	787,100	58,253
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
YTL Corp. Bhd	124,728,150	$ 64,027
TOTAL UTILITIES		122,280
TOTAL COMMON STOCKS (Cost $48,070,559)		74,736,048
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. Series G (a)(h)	2,625,879	82,952
Media - 0.1%
Zynga Game Network, Inc. (a)(h)	5,862,380	82,244
TOTAL CONSUMER DISCRETIONARY		165,196
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(h)	698,064	14,960
Series E, 6.00% (a)(h)	48,567	1,041
warrants 6/16/20 (a)(h)	12,142	0
		16,001
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	2,001
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	23,705
		25,706
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	3,950,196	16,907
Series C-1, 8.00% (a)(h)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		43,943
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,662)		225,140
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (f) (Cost $1,000)	$ 1,000	$ 973
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,751,083,908	3,751,084
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	382,616,803	382,617
TOTAL MONEY MARKET FUNDS (Cost $4,133,701)		4,133,701
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $52,442,922)		79,095,862
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(671,671)
NET ASSETS - 100%		$ 78,424,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,798,000 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $480,823,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 28,368
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Groupon, Inc.	12/17/10	$ 82,952
Legend Pictures LLC	9/23/10	$ 20,850
Metro Bank PLC Class A	12/8/09 - 12/1/10	$ 21,310
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 14,960
Security	Acquisition Date	Acquisition Cost (000s)
superDimension Ltd. Series E, 6.00%	6/15/10	$ 1,041
superDimension Ltd. warrants 6/16/20	6/15/10	$ 0
Swisher Hygiene, Inc.	3/22/11	$ 31,785
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Zynga Game Network, Inc.	2/18/11	$ 82,244
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,136
Fidelity Securities Lending Cash Central Fund	2,338
Total	$ 4,474
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altera Corp.	$ 634,370	$ 55,551	$ 30,390	$ 2,221	$ 854,133
Amphenol Corp. Class A	550,918	43,345	-	330	606,015
Avion Gold Corp.	-	42,200	-	-	50,683
B2Gold Corp.	74,594	13,161	-	-	110,694
Birchcliff Energy Ltd.	80,976	-	-	-	114,284
Cavium, Inc.	100,452	47,862	38,062	-	122,109
Chipotle Mexican Grill, Inc.	631,915	-	-	-	915,780
Cirrus Logic, Inc.	66,844	16,478	79,969	-	-
Constant Contact, Inc.	57,482	-	-	-	47,077
Dalradian Resources, Inc.	-	8,089	-	-	6,250
Diamond Foods, Inc.	74,649	23,504	8,710	121	122,704
Discovery Communications, Inc.	559,889	31,516	-	-	580,608
Dollar Tree, Inc.	508,287	53,068	40,470	-	612,824
Extorre Gold Mines Ltd.	-	75,810	-	-	94,762
Franco-Nevada Corp.	331,629	12,574	-	1,309	383,016
Hill-Rom Holdings, Inc.	127,108	106,420	-	1,039	265,114
Informatica Corp.	207,780	64,241	23,423	-	317,504
J. Crew Group, Inc.	275,365	-	277,661	-	-
Medusa Mining Ltd.	-	43,981	-	447	93,351
Metro Bank PLC Class A	23,284	-	-	-	23,952
Mettler-Toledo International, Inc.	489,149	7,138	7,903	-	545,479
Micrel, Inc.	81,148	-	71,337	351	-
Noble Energy, Inc.	1,143,438	229,998	-	5,187	1,415,010
Polypore International, Inc.	95,480	5,263	15,428	-	-
Quality Systems, Inc.	133,299	14,242	13,245	1,320	167,336
Skyworks Solutions, Inc.	358,487	17,435	54,112	-	255,452
Targacept, Inc.	41,953	8,811	-	-	42,412
Tim Hortons, Inc.	480,467	7,572	-	-	-
TJX Companies, Inc.	909,199	16,163	106,766	6,994	-
TreeHouse Foods, Inc.	174,155	-	-	-	186,154
Total	$ 8,212,317	$ 944,422	$ 767,476	$ 19,319	$ 7,932,703
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,733,458	$ 14,507,367	$ 24,582	$ 201,509
Consumer Staples	4,727,849	4,704,692	23,157	-
Energy	6,155,391	6,155,391	-	-
Financials	7,410,125	7,339,379	46,794	23,952
Health Care	7,732,941	6,908,715	808,225	16,001
Industrials	5,175,389	5,175,389	-	-
Information Technology	23,845,653	23,715,104	-	130,549
Materials	4,513,022	4,513,022	-	-
Telecommunication Services	545,080	522,275	22,805	-
Utilities	122,280	122,280	-	-
Corporate Bonds	973	-	973	-
Money Market Funds	4,133,701	4,133,701	-	-
Total Investments in Securities:	$ 79,095,862	$ 77,797,315	$ 926,536	$ 372,011
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,291
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	644
Cost of Purchases	169,914
Proceeds of Sales	(10,488)
Amortization/Accretion	-
Transfers in to Level 3	82,952
Transfers out of Level 3	(33,302)
Ending Balance	$ 372,011
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 644

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.2%
Canada	5.7%
United Kingdom	1.6%
Australia	1.2%
Ireland	1.2%
Brazil	1.1%
Netherlands Antilles	1.0%
Others (Individually Less Than 1%)	7.0%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $5,133,096,000 of which $2,230,781,000 and $2,902,315,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011

Assets
Investment in securities, at value (including securities loaned of $376,287) - See accompanying schedule: Unaffiliated issuers (cost $43,871,460)	$ 67,029,458
Fidelity Central Funds (cost $4,133,701)	4,133,701
Other affiliated issuers (cost $4,437,761)	7,932,703
Total Investments (cost $52,442,922)		$ 79,095,862
Cash		2,087
Foreign currency held at value (cost $48)		48
Receivable for investments sold		147,649
Receivable for fund shares sold		117,528
Dividends receivable		50,498
Interest receivable		26
Distributions receivable from Fidelity Central Funds		610
Other receivables		2,742
Total assets		79,417,050

Liabilities
Payable for investments purchased Regular delivery	$ 447,740
Delayed delivery	6,195
Payable for fund shares redeemed	111,211
Accrued management fee	32,820
Other affiliated payables	9,953
Other payables and accrued expenses	2,323
Collateral on securities loaned, at value	382,617
Total liabilities		992,859

Net Assets		$ 78,424,191
Net Assets consist of:
Paid in capital		$ 56,200,275
Undistributed net investment income		24,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,453,599)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,652,758
Net Assets		$ 78,424,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011

Contrafund: Net Asset Value, offering price and redemption price per share ($61,646,540 ÷ 873,057 shares)	$ 70.61

Class K: Net Asset Value, offering price and redemption price per share ($16,777,651 ÷ 237,577 shares)	$ 70.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011

Investment Income
Dividends (including $19,319 earned from other affiliated issuers)		$ 317,053
Interest		24
Income from Fidelity Central Funds		4,474
Total income		321,551

Expenses
Management fee Basic fee	$ 216,410
Performance adjustment	18,169
Transfer agent fees	58,309
Accounting and security lending fees	1,511
Custodian fees and expenses	1,523
Independent trustees' compensation	198
Appreciation in deferred trustee compensation account	1
Registration fees	525
Audit	120
Legal	77
Miscellaneous	456
Total expenses before reductions	297,299
Expense reductions	(1,976)	295,323
Net investment income (loss)		26,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,351,400
Other affiliated issuers	125,959
Foreign currency transactions	(3,297)
Total net realized gain (loss)		1,474,062
Change in net unrealized appreciation (depreciation) on: Investment securities	1,791,061
Assets and liabilities in foreign currencies	(549)
Total change in net unrealized appreciation (depreciation)		1,790,512
Net gain (loss)		3,264,574
Net increase (decrease) in net assets resulting from operations		$ 3,290,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,228	$ (5,365)
Net realized gain (loss)	1,474,062	1,184,715
Change in net unrealized appreciation (depreciation)	1,790,512	9,616,515
Net increase (decrease) in net assets resulting from operations	3,290,802	10,795,865
Distributions to shareholders from net investment income	-	(11,023)
Distributions to shareholders from net realized gain	(94,475)	(443,362)
Total distributions	(94,475)	(454,385)
Share transactions - net increase (decrease)	695,763	216,951
Total increase (decrease) in net assets	3,892,090	10,558,431

Net Assets
Beginning of period	74,532,101	63,973,670
End of period (including undistributed net investment income of $24,757 and accumulated net investment loss of $1,471, respectively)	$ 78,424,191	$ 74,532,101

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 67.73	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	.11	.23	.48	.41
Net realized and unrealized gain (loss)	2.96	9.86	13.11	(27.22)	12.34	6.92
Total from investment operations	2.97	9.84	13.22	(26.99)	12.82	7.33
Distributions from net investment income	-	(.01)	(.11)	(.21)	(.44)	(.39)
Distributions from net realized gain	(.09)	(.38)	(.09)	(.65)	(4.48)	(6.49)
Total distributions	(.09)	(.39)	(.20) H	(.86)	(4.92)	(6.88)
Net asset value, end of period	$ 70.61	$ 67.73	$ 58.28	$ 45.26	$ 73.11	$ 65.21
Total Return B, C	4.38%	16.93%	29.23%	(37.16)%	19.78%	11.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.92%	1.02%	.95%	.89%	.90%
Expenses net of fee waivers, if any	.79% A	.92%	1.02%	.95%	.89%	.90%
Expenses net of all reductions	.78% A	.91%	1.01%	.94%	.89%	.89%
Net investment income (loss)	.04% A	(.03)%	.22%	.37%	.68%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 61,647	$ 60,498	$ 57,225	$ 45,149	$ 81,144	$ 68,576
Portfolio turnover rate F	57% A	46%	58%	78%	56%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.70	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.06	.06	.19	.22
Net realized and unrealized gain (loss)	2.95	9.87	13.11	(23.30)
Total from investment operations	3.01	9.93	13.30	(23.08)
Distributions from net investment income	-	(.01)	(.20)	(.28)
Distributions from net realized gain	(.09)	(.47)	(.09)	-
Total distributions	(.09)	(.48)	(.28) I	(.28)
Net asset value, end of period	$ 70.62	$ 67.70	$ 58.25	$ 45.23
Total Return B, C	4.44%	17.09%	29.43%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.79%	.86%	.82% A
Expenses net of fee waivers, if any	.67% A	.79%	.86%	.82% A
Expenses net of all reductions	.66% A	.78%	.85%	.82% A
Net investment income (loss)	.17% A	.10%	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 16,778	$ 14,034	$ 6,749	$ 3,301
Portfolio turnover rate F	57% A	46%	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,448,169
Gross unrealized depreciation	(452,679)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,995,490
Tax cost	$ 53,100,372

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,656,841 and $21,522,029, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 54,234.17
Class K	4,075.05
	$ 58,309

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $373 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,065. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,338, including $18 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,950 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Contrafund	$ -	$ 9,746
Class K	-	1,277
Total	$ -	$ 11,023
From net realized gain
Contrafund	$ 76,134	$ 351,760
Class K	18,341	91,602
Total	$ 94,475	$ 443,362

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Contrafund
Shares sold	78,242	140,195	$ 5,460,446	$ 8,546,117
Reinvestment of distributions	1,058	5,490	73,836	351,012
Shares redeemed	(99,447)	(234,389)	(6,941,640)	(14,056,256)
Net increase (decrease)	(20,147)	(88,704)	$ (1,407,358)	$ (5,159,127)
Class K
Shares sold	52,708	121,022	$ 3,668,854	$ 7,167,377
Reinvestment of distributions	263	1,416	18,341	92,878
Shares redeemed	(22,691)	(30,996)	(1,584,074)	(1,884,177)
Net increase (decrease)	30,280	91,442	$ 2,103,121	$ 5,376,078

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Semiannual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

CON-USAN-0811
1.787777.108

Fidelity®
Contrafund®-
Class K

Semiannual Report

June 30, 2011

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_James_C_Curvey)

Dear Shareholder:

Despite bouts of short-term volatility, U.S. equities gained ground in the first half of 2011, buoyed by solid corporate earnings and modest improvement in employment. A strong start had the market up more than 100% off its March 2009 low, but investors were unnerved by this past March's natural disaster in Japan, while weaker economic data and new concern about Greek debt hurt performance during May and June. The longer-term outlook remains clouded by the impact of inflationary pressure and persistently high unemployment. Financial markets are always unpredictable, of course, but there are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The acting chairman's signature appears here.)

James C. Curvey
Acting Chairman

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 to June 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio	Beginning Account Value January 1, 2011	Ending Account Value June 30, 2011	Expenses Paid During Period* January 1, 2011 to June 30, 2011
Contrafund	.79%
Actual		$ 1,000.00	$ 1,043.80	$ 4.00
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96
Class K	.67%
Actual		$ 1,000.00	$ 1,044.40	$ 3.40
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	6.9	7.1
Google, Inc. Class A	4.0	5.1
Berkshire Hathaway, Inc. Class A	3.0	3.3
McDonald's Corp.	2.4	2.4
The Coca-Cola Co.	2.2	2.1
The Walt Disney Co.	2.0	2.1
Noble Energy, Inc.	1.8	1.5
Wells Fargo & Co.	1.8	2.3
Amazon.com, Inc.	1.6	1.4
Oracle Corp.	1.5	1.3
	27.2
Top Five Market Sectors as of June 30, 2011
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.5	32.7
Consumer Discretionary	18.8	18.3
Health Care	9.8	8.2
Financials	9.4	10.5
Energy	7.8	5.7
Asset Allocation (% of fund's net assets)
As of June 30, 2011 *		As of December 31, 2010 **
	Stocks 95.3%		Stocks 95.8%
	Convertible Securities 0.3%		Convertible Securities 0.2%
	Short-Term Investments and Net Other Assets 4.4%		Short-Term Investments and Net Other Assets 4.0%
* Foreign investments	18.8%	** Foreign investments	22.4%

Semiannual Report

Investments June 30, 2011

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.6%
Auto Components - 0.3%
Autoliv, Inc.	1,109,700	$ 87,056
Gentex Corp.	3,064,308	92,634
Lear Corp.	255,800	13,680
		193,370
Automobiles - 0.5%
Ford Motor Co. (a)	4,804,000	66,247
Honda Motor Co. Ltd. sponsored ADR	210,000	8,108
Hyundai Motor Co.	835,181	185,509
Tesla Motors, Inc. (a)(d)	3,583,141	104,377
		364,241
Diversified Consumer Services - 0.2%
Anhanguera Educacional Participacoes SA	2,109,809	44,896
Kroton Educacional SA unit (a)	2,317,300	30,059
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	372,238	41,586
Weight Watchers International, Inc.	578,060	43,626
		160,167
Hotels, Restaurants & Leisure - 5.6%
Ajisen (China) Holdings Ltd.	24,987,000	51,761
Arcos Dorados Holdings, Inc.	3,311,300	69,835
Buffalo Wild Wings, Inc. (a)	605,267	40,135
Chipotle Mexican Grill, Inc. (a)(e)	2,971,480	915,780
Galaxy Entertainment Group Ltd. (a)	33,581,000	71,807
InterContinental Hotel Group PLC	1,200,881	24,582
Las Vegas Sands Corp. (a)	2,890,700	122,016
Little Sheep Group Ltd.	31,302,000	25,060
McDonald's Corp.	22,789,870	1,921,642
Red Robin Gourmet Burgers, Inc. (a)	356,000	12,951
Sands China Ltd. (a)	805,200	2,173
Starbucks Corp.	10,840,354	428,086
Tim Hortons, Inc. (Canada)	12,168,732	594,178
Wynn Resorts Ltd.	700,500	100,550
Yum! Brands, Inc.	145,000	8,010
		4,388,566
Household Durables - 0.2%
SodaStream International Ltd.	569,889	34,655
Tempur-Pedic International, Inc. (a)	2,080,052	141,069
		175,724
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	6,221,408	$ 1,272,216
ASOS PLC (a)(d)	1,225,638	47,209
Netflix, Inc. (a)	423,400	111,223
Ocado Group PLC (a)	19,785,281	57,886
Priceline.com, Inc. (a)	1,139,000	583,088
		2,071,622
Media - 3.7%
DIRECTV (a)	5,995,733	304,703
Discovery Communications, Inc. (a)(e)	14,175,005	580,608
DreamWorks Animation SKG, Inc. Class A (a)	474,000	9,527
Legend Pictures LLC (h)(i)	27,800	20,850
Liberty Media Corp. Capital Series A (a)	758,338	65,027
Naspers Ltd. Class N	1,066,100	60,220
Pandora Media, Inc.	193,100	3,652
Scripps Networks Interactive, Inc. Class A	4,620,152	225,833
The Walt Disney Co.	39,865,119	1,556,334
The Weinstein Co. Holdings, LLC Class A-1 (a)(h)(i)	41,234	15,463
Virgin Media, Inc.	1,091,200	32,660
		2,874,877
Multiline Retail - 1.0%
Dollar Tree, Inc. (a)(e)	9,198,800	612,824
Dollarama, Inc.	1,471,150	49,837
Dollarama, Inc. (f)	1,194,200	40,455
Macy's, Inc.	1,828,900	53,477
Maoye International Holdings Ltd.	35,569,000	17,735
Marisa Lojas SA	985,800	15,029
Springland International Holdings Ltd.	372,000	309
		789,666
Specialty Retail - 2.6%
AutoZone, Inc. (a)	255,110	75,219
Bed Bath & Beyond, Inc. (a)	4,733,603	276,300
DSW, Inc. Class A (a)	360,633	18,252
Express, Inc.	221,166	4,821
Foschini Ltd.	1,210,000	15,785
L'Occitane Ltd. (a)	1,002,500	2,680
Limited Brands, Inc.	2,239,900	86,124
Luk Fook Holdings International Ltd.	824,000	3,997
O'Reilly Automotive, Inc. (a)	1,179,200	77,249
Penske Automotive Group, Inc.	375,000	8,528
Ross Stores, Inc.	4,384,394	351,278
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Sally Beauty Holdings, Inc. (a)	1,454,409	$ 24,870
Tiffany & Co., Inc.	310,700	24,396
TJX Companies, Inc.	18,689,262	981,747
Tractor Supply Co.	106,700	7,136
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	809,560	52,281
Vitamin Shoppe, Inc. (a)	881,572	40,341
		2,051,004
Textiles, Apparel & Luxury Goods - 1.9%
Burberry Group PLC	8,213,914	191,146
Coach, Inc.	1,266,667	80,978
Deckers Outdoor Corp. (a)	403,872	35,597
lululemon athletica, Inc. (a)	122,200	13,664
NIKE, Inc. Class B	11,301,800	1,016,936
Polo Ralph Lauren Corp. Class A	339,436	45,013
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	734,600	56,792
Vera Bradley, Inc.	522,400	19,956
VF Corp.	289,900	31,472
Wolverine World Wide, Inc.	178,938	7,471
		1,499,025
TOTAL CONSUMER DISCRETIONARY		14,568,262
CONSUMER STAPLES - 6.0%
Beverages - 2.4%
Anheuser-Busch InBev SA NV	398,954	23,157
Boston Beer Co., Inc. Class A (a)	165,807	14,856
Coca-Cola Icecek AS	1,163,500	17,168
Dr Pepper Snapple Group, Inc.	1,509,600	63,298
Hansen Natural Corp. (a)	125,000	10,119
The Coca-Cola Co.	25,919,091	1,744,096
		1,872,694
Food & Staples Retailing - 0.6%
Bim Birlesik Magazalar AS JSC	916,000	29,770
China Resources Enterprise Ltd.	7,222,000	29,513
Costco Wholesale Corp.	3,485,423	283,156
Droga Raia SA	1,673,400	27,870
Eurocash SA	78,250	842
Shoprite Holdings Ltd.	1,040,200	15,660
Wal-Mart de Mexico SA de CV Series V	18,506,300	54,830
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreen Co.	377,400	$ 16,024
Whole Foods Market, Inc.	460,400	29,212
		486,877
Food Products - 1.2%
Danone	220,000	16,416
Diamond Foods, Inc. (d)(e)	1,607,334	122,704
General Mills, Inc.	1,003,300	37,343
Green Mountain Coffee Roasters, Inc. (a)	2,762,500	246,581
Kraft Foods, Inc. Class A	238,700	8,409
Mead Johnson Nutrition Co. Class A	596,100	40,267
Nestle SA	1,221,913	75,943
Orion Corp.	3,103	1,326
Shenguan Holdings Group Ltd.	23,612,000	16,689
Tingyi (Cayman Islands) Holding Corp.	12,824,000	39,633
TreeHouse Foods, Inc. (a)(e)	3,408,796	186,154
Want Want China Holdings Ltd.	116,632,000	113,159
		904,624
Household Products - 1.1%
Colgate-Palmolive Co.	9,108,011	796,131
Procter & Gamble Co.	1,516,719	96,418
		892,549
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	4,910,900	516,578
Nu Skin Enterprises, Inc. Class A	1,452,125	54,527
		571,105
TOTAL CONSUMER STAPLES		4,727,849
ENERGY - 7.8%
Energy Equipment & Services - 1.0%
Dresser-Rand Group, Inc. (a)	160,000	8,600
Schlumberger Ltd.	9,064,400	783,164
Seadrill Ltd.	660,900	23,266
		815,030
Oil, Gas & Consumable Fuels - 6.8%
Anadarko Petroleum Corp.	8,114,770	622,890
Apache Corp.	2,086,069	257,400
Baytex Energy Corp. (d)	132,800	7,260
BG Group PLC	3,440,867	78,085
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Birchcliff Energy Ltd. (a)(e)	8,465,100	$ 114,284
Canadian Natural Resources Ltd.	4,313,712	180,841
Chesapeake Energy Corp.	219,200	6,508
Clean Energy Fuels Corp. (a)(d)	678,208	8,918
CNOOC Ltd. sponsored ADR (d)	284,166	67,043
Concho Resources, Inc. (a)	4,949,259	454,589
Continental Resources, Inc. (a)	2,928,600	190,095
El Paso Corp.	378,200	7,640
EnCana Corp.	586,148	18,100
EOG Resources, Inc.	2,861,657	299,186
Gran Tierra Energy, Inc. (a)	2,100,400	13,830
Ivanhoe Energy, Inc. (a)(f)	4,102,500	7,785
Kosmos Energy Ltd.	1,886,660	32,035
Noble Energy, Inc. (e)	15,787,236	1,415,010
Oasis Petroleum, Inc. (a)	1,802,826	53,508
Occidental Petroleum Corp.	9,495,841	987,947
OGX Petroleo e Gas Participacoes SA (a)	1,972,300	18,433
QEP Resources, Inc.	992,200	41,504
Range Resources Corp.	441,400	24,498
Southwestern Energy Co. (a)	1,438,959	61,703
Tourmaline Oil Corp. (a)	4,453,900	147,971
Tourmaline Oil Corp. (a)(f)	1,363,300	45,293
TransAtlantic Petroleum Ltd. (a)(f)	4,894,651	8,070
Tullow Oil PLC	1,812,900	36,078
Ultrapar Participacoes SA	2,500,000	44,280
Whiting Petroleum Corp. (a)	981,528	55,859
Williams Companies, Inc.	829,600	25,095
World Fuel Services Corp.	240,000	8,623
		5,340,361
TOTAL ENERGY		6,155,391
FINANCIALS - 9.4%
Capital Markets - 0.4%
BlackRock, Inc. Class A	1,344,400	257,869
Charles Schwab Corp.	1,355,175	22,293
Evercore Partners, Inc. Class A	336,200	11,202
T. Rowe Price Group, Inc.	778,196	46,956
		338,320
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 2.7%
Banco Bradesco SA (PN) sponsored ADR	1,025,000	$ 21,002
Banco do Brasil SA	769,300	13,798
BanColombia SA sponsored ADR	130,000	8,675
Bank of China Ltd. (H Shares)	40,823,000	19,882
HDFC Bank Ltd. sponsored ADR	145,000	25,577
Industrial & Commercial Bank of China Ltd. (H Shares)	49,855,000	37,863
Itau Unibanco Banco Multiplo SA sponsored ADR	10,861,000	255,777
M&T Bank Corp.	1,041,900	91,635
Metro Bank PLC Class A (a)(e)(h)	1,658,250	23,952
PT Bank Central Asia Tbk	37,962,000	33,861
PT Bank Tabungan Negara Tbk	16,470,500	3,246
Royal Bank of Canada	521,700	29,823
Standard Chartered PLC (United Kingdom)	4,337,494	114,025
The Toronto-Dominion Bank	558,300	47,343
Wells Fargo & Co.	48,954,997	1,373,677
		2,100,136
Consumer Finance - 0.0%
American Express Co.	140,700	7,274
Credit Acceptance Corp. (a)	246,122	20,790
Discover Financial Services	443,369	11,860
		39,924
Diversified Financial Services - 1.5%
Citigroup, Inc.	16,459,720	685,383
ING Groep NV (Certificaten Van Aandelen) (a)	3,796,700	46,794
JPMorgan Chase & Co.	10,364,229	424,312
MSCI, Inc. Class A (a)	552,967	20,836
		1,177,325
Insurance - 4.4%
ACE Ltd.	1,233,600	81,196
Admiral Group	7,156,659	190,778
AIA Group Ltd.	23,178,000	80,271
Berkshire Hathaway, Inc. Class A (a)	20,292	2,356,003
Fairfax Financial Holdings Ltd. (sub. vtg.)	195,422	78,217
MetLife, Inc.	3,385,800	148,535
Prudential Financial, Inc.	977,700	62,172
Qualicorp SA	2,581,000	24,634
The Chubb Corp.	5,157,800	322,930
The Travelers Companies, Inc.	1,728,228	100,894
		3,445,630
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - 0.0%
Simon Property Group, Inc.	51,020	$ 5,930
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	16,624,400	190,087
CB Richard Ellis Group, Inc. Class A (a)	1,510,850	37,937
Wharf Holdings Ltd.	1,727,000	11,995
		240,019
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	2,367,800	62,841
TOTAL FINANCIALS		7,410,125
HEALTH CARE - 9.8%
Biotechnology - 2.5%
Achillion Pharmaceuticals, Inc. (a)	2,137,903	15,906
Alexion Pharmaceuticals, Inc. (a)	3,473,360	163,352
Amarin Corp. PLC ADR (a)	726,685	10,515
Amgen, Inc. (a)	2,420,540	141,239
Anthera Pharmaceuticals, Inc. (a)	696,700	5,692
ARIAD Pharmaceuticals, Inc. (a)	2,217,023	25,119
ArQule, Inc. (a)	106,300	664
AVEO Pharmaceuticals, Inc. (a)	1,197,970	24,690
Biogen Idec, Inc. (a)	5,518,200	590,006
BioMarin Pharmaceutical, Inc. (a)	671,560	18,273
Celgene Corp. (a)	139,604	8,421
Gilead Sciences, Inc. (a)	18,043,497	747,181
Human Genome Sciences, Inc. (a)	1,611,196	39,539
Incyte Corp. (a)(d)	3,096,900	58,655
Inhibitex, Inc. (a)	1,123,584	4,404
NPS Pharmaceuticals, Inc. (a)	1,236,400	11,684
ONYX Pharmaceuticals, Inc. (a)	416,793	14,713
Targacept, Inc. (a)(e)	2,012,929	42,412
Theravance, Inc. (a)	550,000	12,216
Vertex Pharmaceuticals, Inc. (a)	1,004,100	52,203
		1,986,884
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	1,004,449	6,941
C. R. Bard, Inc.	488,040	53,616
Covidien PLC	741,600	39,475
Cyberonics, Inc. (a)	130,147	3,638
DENTSPLY International, Inc.	202,200	7,700
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	2,374,258	$ 206,988
Gen-Probe, Inc. (a)	304,405	21,050
Hill-Rom Holdings, Inc. (e)	5,758,338	265,114
ICU Medical, Inc. (a)	381,600	16,676
Intuitive Surgical, Inc. (a)	110,500	41,118
Neogen Corp. (a)	50,470	2,282
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	47,320,000	68,228
Sirona Dental Systems, Inc. (a)	534,500	28,382
St. Jude Medical, Inc.	1,638,900	78,143
Stryker Corp.	135,000	7,923
The Cooper Companies, Inc.	105,000	8,320
Varian Medical Systems, Inc. (a)	1,300,100	91,033
Volcano Corp. (a)	779,815	25,180
		971,807
Health Care Providers & Services - 1.2%
Aetna, Inc.	690,400	30,440
AmerisourceBergen Corp.	574,700	23,793
Cardinal Health, Inc.	1,802,800	81,883
Diagnosticos da America SA	1,125,000	15,134
Express Scripts, Inc. (a)	705,100	38,061
HealthSouth Corp. (a)	345,000	9,056
HMS Holdings Corp. (a)	743,700	57,168
Humana, Inc.	188,300	15,166
Laboratory Corp. of America Holdings (a)	180,000	17,422
McKesson Corp.	383,600	32,088
Medco Health Solutions, Inc. (a)	1,989,702	112,458
MedQuist Holdings, Inc. (a)	127,434	1,646
UnitedHealth Group, Inc.	6,799,900	350,739
Universal Health Services, Inc. Class B	1,228,300	63,294
Wellcare Health Plans, Inc. (a)	238,200	12,246
WellPoint, Inc.	700,210	55,156
		915,750
Health Care Technology - 0.6%
Cerner Corp. (a)	4,768,974	291,432
Quality Systems, Inc. (d)(e)	1,916,792	167,336
		458,768
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc. (a)	5,310,705	271,430
Fluidigm Corp. (h)	1,027,385	15,506
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Illumina, Inc. (a)	756,800	$ 56,874
Mettler-Toledo International, Inc. (a)(e)	3,234,000	545,479
Thermo Fisher Scientific, Inc. (a)	241,900	15,576
Waters Corp. (a)	3,705,557	354,770
		1,259,635
Pharmaceuticals - 2.7%
Abbott Laboratories	4,756,655	250,295
Allergan, Inc.	594,500	49,492
AstraZeneca PLC (United Kingdom)	2,110,828	105,499
Bayer AG	1,957,661	157,405
Bristol-Myers Squibb Co.	556,300	16,110
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	232,600	7,985
Forest Laboratories, Inc. (a)	507,300	19,957
Lupin Ltd.	1,450,000	14,594
MAP Pharmaceuticals, Inc. (a)	775,598	12,386
Mylan, Inc. (a)	2,158,700	53,255
Novo Nordisk A/S Series B	3,825,855	479,366
Perrigo Co.	2,589,600	227,548
Pfizer, Inc.	5,115,700	105,383
Piramal Healthcare Ltd.	35,231	314
Shire PLC	6,648,000	207,854
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,501,800	72,417
The Medicines Company (a)	437,250	7,219
Valeant Pharmaceuticals International, Inc. (Canada)	4,741,377	246,558
ViroPharma, Inc. (a)	430,000	7,955
Warner Chilcott PLC	1,493,426	36,036
Watson Pharmaceuticals, Inc. (a)	676,100	46,468
		2,124,096
TOTAL HEALTH CARE		7,716,940
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	448,003	15,837
Precision Castparts Corp.	308,900	50,860
TransDigm Group, Inc. (a)	340,738	31,072
United Technologies Corp.	815,800	72,206
		169,975
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,316,625	$ 419,163
Expeditors International of Washington, Inc.	1,287,000	65,882
		485,045
Building Products - 0.0%
Armstrong World Industries, Inc.	185,000	8,429
Commercial Services & Supplies - 0.6%
Aggreko PLC	683,736	21,167
Edenred (d)	1,964,281	59,939
KAR Auction Services, Inc. (a)	1,060,676	20,057
Stericycle, Inc. (a)	3,084,308	274,874
Swisher Hygiene, Inc. (h)	6,357,060	35,790
Waste Connections, Inc.	1,835,096	58,228
		470,055
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	214,779	9,289
Electrical Equipment - 0.8%
AMETEK, Inc.	171,500	7,700
Cooper Industries PLC Class A	2,805,341	167,395
II-VI, Inc. (a)	299,400	7,665
Polypore International, Inc. (a)	2,163,221	146,753
Rockwell Automation, Inc.	994,300	86,265
Roper Industries, Inc.	1,799,100	149,865
Sensata Technologies Holding BV (a)	1,766,565	66,511
		632,154
Industrial Conglomerates - 0.1%
3M Co.	411,900	39,069
Hutchison Whampoa Ltd.	661,000	7,135
		46,204
Machinery - 1.9%
Caterpillar, Inc.	602,500	64,142
China Automation Group Ltd.	35,291,000	24,716
Cummins, Inc.	957,453	99,087
Danaher Corp.	13,119,327	695,193
Deere & Co.	959,000	79,070
Donaldson Co., Inc.	66,369	4,027
Dover Corp.	1,819,200	123,342
Gardner Denver, Inc.	110,100	9,254
Graco, Inc.	488,400	24,742
IDEX Corp.	194,100	8,899
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Nordson Corp.	2,751,208	$ 150,904
PACCAR, Inc.	383,341	19,585
Pall Corp.	1,965,600	110,526
Rotork PLC	272,800	7,382
WABCO Holdings, Inc. (a)	714,700	49,357
		1,470,226
Professional Services - 0.2%
Experian PLC	3,187,300	40,590
IHS, Inc. Class A (a)	1,047,099	87,349
Nielsen Holdings B.V. (a)	1,252,470	39,027
		166,966
Road & Rail - 1.8%
Canadian National Railway Co.	5,058,300	404,601
CSX Corp.	15,296,700	401,079
Hertz Global Holdings, Inc. (a)	491,900	7,811
Localiza Rent A Car SA	2,909,200	51,993
Norfolk Southern Corp.	692,000	51,852
Union Pacific Corp.	4,720,854	492,857
Zipcar, Inc. (a)(d)	316,300	6,456
		1,416,649
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(f)	1,624,500	39,459
Class A	1,878,677	45,633
Mills Estruturas e Servicos de Engenharia SA	1,678,700	24,195
Noble Group Ltd.	33,663,000	53,990
W.W. Grainger, Inc.	892,044	137,063
		300,340
Transportation Infrastructure - 0.0%
Hutchison Port Holdings Trust	67,300	57
TOTAL INDUSTRIALS		5,175,389
INFORMATION TECHNOLOGY - 30.4%
Communications Equipment - 2.1%
Acme Packet, Inc. (a)	2,636,734	184,914
Aruba Networks, Inc. (a)	4,268,386	126,131
Calix Networks, Inc. (a)	1,890,023	39,350
F5 Networks, Inc. (a)	828,824	91,378
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
HTC Corp.	7,638,650	$ 256,226
Juniper Networks, Inc. (a)	1,714,955	54,021
Motorola Solutions, Inc.	493,100	22,702
Polycom, Inc. (a)	2,539,200	163,271
QUALCOMM, Inc.	9,384,743	532,960
Riverbed Technology, Inc. (a)	3,888,766	153,956
		1,624,909
Computers & Peripherals - 8.2%
Apple, Inc. (a)	15,978,147	5,363,381
Dell, Inc. (a)	6,319,600	105,348
EMC Corp. (a)	19,754,300	544,231
NetApp, Inc. (a)	7,447,385	393,073
		6,406,033
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A (e)	11,224,572	606,015
Arrow Electronics, Inc. (a)	1,267,517	52,602
E Ink Holdings, Inc. GDR (a)(f)	471,100	8,817
IPG Photonics Corp. (a)	1,394,871	101,421
National Instruments Corp.	1,369,345	40,656
		809,511
Internet Software & Services - 5.8%
Active Network, Inc.	961,781	16,927
AOL, Inc. (a)	3,486,156	69,235
Baidu.com, Inc. sponsored ADR (a)	2,221,402	311,285
Constant Contact, Inc. (a)(d)(e)	1,854,870	47,077
Dice Holdings, Inc. (a)	1,485,642	20,086
eBay, Inc. (a)	10,506,509	339,045
Facebook, Inc. Class B (a)(h)	3,464,225	86,606
Google, Inc. Class A (a)	6,263,848	3,171,887
LogMeIn, Inc. (a)(d)	1,115,303	43,017
Mercadolibre, Inc. (d)	1,645,624	130,564
Open Text Corp. (a)	239,500	15,355
OpenTable, Inc. (a)	43,236	3,594
Tencent Holdings Ltd.	7,530,800	204,389
WebMD Health Corp. (a)	902,804	41,150
		4,500,217
IT Services - 2.5%
Accenture PLC Class A	10,720,700	647,745
Alliance Data Systems Corp. (a)	277,800	26,133
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Atos Origin SA	135,000	$ 7,628
Broadridge Financial Solutions, Inc.	216,900	5,221
Cognizant Technology Solutions Corp. Class A (a)	4,222,822	309,702
Fidelity National Information Services, Inc.	3,615,558	111,323
Fiserv, Inc. (a)	1,232,000	77,160
International Business Machines Corp.	639,814	109,760
MasterCard, Inc. Class A	332,546	100,209
ServiceSource International, Inc.	1,433,039	31,842
Teradata Corp. (a)	256,414	15,436
Visa, Inc. Class A	6,444,393	543,005
		1,985,164
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp. (e)	18,427,900	854,133
Analog Devices, Inc.	6,102,154	238,838
ARM Holdings PLC sponsored ADR (d)	10,167,900	289,073
ASML Holding NV	3,390,900	125,328
Atmel Corp. (a)	12,076,900	169,922
Avago Technologies Ltd.	9,586,490	364,287
Broadcom Corp. Class A	4,128,700	138,889
Cavium, Inc. (a)(e)	2,801,316	122,109
Cymer, Inc. (a)	798,900	39,554
GT Solar International, Inc. (a)(d)	2,961,419	47,975
Hittite Microwave Corp. (a)	201,755	12,491
Linear Technology Corp.	4,644,100	153,348
LSI Corp. (a)	1,200,000	8,544
Marvell Technology Group Ltd. (a)	2,266,014	33,458
Maxim Integrated Products, Inc.	3,830,991	97,920
Micrel, Inc.	180,117	1,906
Microchip Technology, Inc. (d)	850,800	32,254
Netlogic Microsystems, Inc. (a)	899,430	36,355
Novellus Systems, Inc. (a)	728,100	26,314
NVIDIA Corp. (a)	6,281,556	100,097
Omnivision Technologies, Inc. (a)	1,784,700	62,125
Samsung Electronics Co. Ltd.	621,650	481,240
Semtech Corp. (a)	512,029	13,999
Skyworks Solutions, Inc. (a)(e)	11,116,289	255,452
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,452,280	30,923
TriQuint Semiconductor, Inc. (a)	2,676,498	27,274
		3,763,808
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 6.0%
ANSYS, Inc. (a)	1,084,783	$ 59,305
BMC Software, Inc. (a)	6,274,547	343,218
BroadSoft, Inc. (a)	202,900	7,737
Check Point Software Technologies Ltd. (a)	7,282,100	413,987
Citrix Systems, Inc. (a)	5,440,200	435,216
CommVault Systems, Inc. (a)	781,528	34,739
Fortinet, Inc. (a)	5,362,221	146,335
Informatica Corp. (a)(e)	5,433,927	317,504
Intuit, Inc. (a)	5,626,800	291,806
NetSuite, Inc. (a)(d)	1,306,246	51,205
Nuance Communications, Inc. (a)	738,800	15,862
Oracle Corp.	34,724,444	1,142,781
Pegasystems, Inc.	167,672	7,805
QLIK Technologies, Inc.	1,137,600	38,747
RealPage, Inc.	1,025,377	27,142
Red Hat, Inc. (a)	1,951,425	89,570
Rovi Corp. (a)	3,869,240	221,940
salesforce.com, Inc. (a)	4,671,235	695,921
SAP AG sponsored ADR (d)	376,000	22,804
Solera Holdings, Inc.	1,932,888	114,350
SuccessFactors, Inc. (a)	330,444	9,715
TIBCO Software, Inc. (a)	3,751,700	108,874
Trion World Network, Inc. warrants 8/10/17 (a)(h)	124,282	0*
VMware, Inc. Class A (a)	1,152,400	115,505
		4,712,068
TOTAL INFORMATION TECHNOLOGY		23,801,710
MATERIALS - 5.8%
Chemicals - 0.4%
Albemarle Corp.	489,000	33,839
Celanese Corp. Class A	531,500	28,334
Ecolab, Inc.	1,240,463	69,937
Huabao International Holdings Ltd.	15,561,000	14,158
PPG Industries, Inc.	1,104,900	100,314
Praxair, Inc.	411,000	44,548
Sherwin-Williams Co.	100,000	8,387
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (d)	130,300	8,433
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Valspar Corp.	430,600	$ 15,527
W.R. Grace & Co. (a)	165,495	7,552
		331,029
Containers & Packaging - 0.2%
Ball Corp.	886,693	34,102
Crown Holdings, Inc. (a)	868,600	33,719
Lock & Lock Co. Ltd.	120,400	4,892
Rock-Tenn Co. Class A	819,300	54,352
Silgan Holdings, Inc.	677,700	27,765
		154,830
Metals & Mining - 5.2%
Allied Nevada Gold Corp. (Canada) (a)	2,080,600	73,373
AngloGold Ashanti Ltd. sponsored ADR	4,797,758	201,938
Aurizon Mines Ltd. (a)	3,012,800	16,870
Avion Gold Corp. (a)(e)	25,194,997	50,683
B2Gold Corp. (a)(e)	26,896,442	90,919
B2Gold Corp. (a)(e)(f)	5,850,000	19,775
Canaco Resources, Inc. (a)	1,811,400	6,255
Canaco Resources, Inc. (f)	4,674,900	16,142
Centerra Gold, Inc.	107,100	1,777
Dalradian Resources, Inc. (a)(e)	3,991,600	6,250
Eldorado Gold Corp.	17,880,288	263,829
Extorre Gold Mines Ltd. (a)(e)	6,795,068	87,440
Extorre Gold Mines Ltd. (a)(e)(f)(g)	569,000	7,322
First Quantum Minerals Ltd.	101,400	14,785
Fortescue Metals Group Ltd.	2,371,837	16,153
Franco-Nevada Corp. (e)	9,506,600	354,871
Franco-Nevada Corp. (e)(f)	695,100	25,947
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	347,550	2,198
Freeport-McMoRan Copper & Gold, Inc.	3,274,700	173,232
Goldcorp, Inc.	12,767,483	617,589
Intrepid Mines Ltd. (Australia) (a)	2,900,573	4,417
Ivanhoe Australia Ltd. (a)	995,732	2,563
Ivanhoe Mines Ltd. (a)(d)	22,148,540	559,685
Kinross Gold Corp.	955,827	15,095
Kinross Gold Corp. warrants 9/17/14 (a)	1,155,458	2,935
Kirkland Lake Gold, Inc. (a)	550,000	8,669
Medusa Mining Ltd. (e)	13,207,907	93,351
New Gold, Inc. (a)	9,632,011	99,376
Newcrest Mining Ltd.	20,225,853	818,014
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Osisko Mining Corp. (a)	4,327,800	$ 67,268
Perseus Mining Ltd. (Canada) (a)	1,408,200	3,942
Pilot Gold, Inc. (a)	489,297	1,116
Premier Gold Mines Ltd. (a)	1,156,600	6,800
Rainy River Resources Ltd. (a)	1,107,800	10,740
Randgold Resources Ltd. sponsored ADR	838,746	70,497
Romarco Minerals, Inc. (a)	2,436,500	4,143
Royal Gold, Inc.	561,944	32,913
Sabina Gold & Silver Corp. (a)	685,700	4,195
San Gold Corp. (a)	5,432,500	18,364
SEMAFO, Inc. (a)	4,178,500	32,019
Tahoe Resources, Inc. (f)	5,816,500	108,562
Tigray Resources, Inc.	1,297,260	0
US Gold Corp. (a)(d)	2,512,600	15,151
		4,027,163
TOTAL MATERIALS		4,513,022
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
AboveNet, Inc.	103,500	7,293
Telecomunicacoes de Sao Paulo SA sponsored ADR	5,174,830	153,692
tw telecom, inc. (a)	400,000	8,212
		169,197
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	4,440,700	232,382
Millicom International Cellular SA	74,600	7,740
Millicom International Cellular SA unit	140,300	14,641
SOFTBANK CORP.	602,300	22,805
TIM Participacoes SA sponsored ADR (non-vtg.)	1,997,862	98,315
		375,883
TOTAL TELECOMMUNICATION SERVICES		545,080
UTILITIES - 0.2%
Gas Utilities - 0.1%
ONEOK, Inc.	787,100	58,253
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
YTL Corp. Bhd	124,728,150	$ 64,027
TOTAL UTILITIES		122,280
TOTAL COMMON STOCKS (Cost $48,070,559)		74,736,048
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. Series G (a)(h)	2,625,879	82,952
Media - 0.1%
Zynga Game Network, Inc. (a)(h)	5,862,380	82,244
TOTAL CONSUMER DISCRETIONARY		165,196
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(h)	698,064	14,960
Series E, 6.00% (a)(h)	48,567	1,041
warrants 6/16/20 (a)(h)	12,142	0
		16,001
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	2,001
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	23,705
		25,706
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	3,950,196	16,907
Series C-1, 8.00% (a)(h)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		43,943
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,662)		225,140
Nonconvertible Bonds - 0.0%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (f) (Cost $1,000)	$ 1,000	$ 973
Money Market Funds - 5.3%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	3,751,083,908	3,751,084
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	382,616,803	382,617
TOTAL MONEY MARKET FUNDS (Cost $4,133,701)		4,133,701
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $52,442,922)		79,095,862
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(671,671)
NET ASSETS - 100%		$ 78,424,191
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $330,798,000 or 0.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $480,823,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 28,368
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Groupon, Inc.	12/17/10	$ 82,952
Legend Pictures LLC	9/23/10	$ 20,850
Metro Bank PLC Class A	12/8/09 - 12/1/10	$ 21,310
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 14,960
Security	Acquisition Date	Acquisition Cost (000s)
superDimension Ltd. Series E, 6.00%	6/15/10	$ 1,041
superDimension Ltd. warrants 6/16/20	6/15/10	$ 0
Swisher Hygiene, Inc.	3/22/11	$ 31,785
The Weinstein Co. Holdings, LLC Class A-1	10/19/05	$ 41,234
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Zynga Game Network, Inc.	2/18/11	$ 82,244
(i) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,136
Fidelity Securities Lending Cash Central Fund	2,338
Total	$ 4,474
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altera Corp.	$ 634,370	$ 55,551	$ 30,390	$ 2,221	$ 854,133
Amphenol Corp. Class A	550,918	43,345	-	330	606,015
Avion Gold Corp.	-	42,200	-	-	50,683
B2Gold Corp.	74,594	13,161	-	-	110,694
Birchcliff Energy Ltd.	80,976	-	-	-	114,284
Cavium, Inc.	100,452	47,862	38,062	-	122,109
Chipotle Mexican Grill, Inc.	631,915	-	-	-	915,780
Cirrus Logic, Inc.	66,844	16,478	79,969	-	-
Constant Contact, Inc.	57,482	-	-	-	47,077
Dalradian Resources, Inc.	-	8,089	-	-	6,250
Diamond Foods, Inc.	74,649	23,504	8,710	121	122,704
Discovery Communications, Inc.	559,889	31,516	-	-	580,608
Dollar Tree, Inc.	508,287	53,068	40,470	-	612,824
Extorre Gold Mines Ltd.	-	75,810	-	-	94,762
Franco-Nevada Corp.	331,629	12,574	-	1,309	383,016
Hill-Rom Holdings, Inc.	127,108	106,420	-	1,039	265,114
Informatica Corp.	207,780	64,241	23,423	-	317,504
J. Crew Group, Inc.	275,365	-	277,661	-	-
Medusa Mining Ltd.	-	43,981	-	447	93,351
Metro Bank PLC Class A	23,284	-	-	-	23,952
Mettler-Toledo International, Inc.	489,149	7,138	7,903	-	545,479
Micrel, Inc.	81,148	-	71,337	351	-
Noble Energy, Inc.	1,143,438	229,998	-	5,187	1,415,010
Polypore International, Inc.	95,480	5,263	15,428	-	-
Quality Systems, Inc.	133,299	14,242	13,245	1,320	167,336
Skyworks Solutions, Inc.	358,487	17,435	54,112	-	255,452
Targacept, Inc.	41,953	8,811	-	-	42,412
Tim Hortons, Inc.	480,467	7,572	-	-	-
TJX Companies, Inc.	909,199	16,163	106,766	6,994	-
TreeHouse Foods, Inc.	174,155	-	-	-	186,154
Total	$ 8,212,317	$ 944,422	$ 767,476	$ 19,319	$ 7,932,703
Other Information

The following is a summary of the inputs used, as of June 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,733,458	$ 14,507,367	$ 24,582	$ 201,509
Consumer Staples	4,727,849	4,704,692	23,157	-
Energy	6,155,391	6,155,391	-	-
Financials	7,410,125	7,339,379	46,794	23,952
Health Care	7,732,941	6,908,715	808,225	16,001
Industrials	5,175,389	5,175,389	-	-
Information Technology	23,845,653	23,715,104	-	130,549
Materials	4,513,022	4,513,022	-	-
Telecommunication Services	545,080	522,275	22,805	-
Utilities	122,280	122,280	-	-
Corporate Bonds	973	-	973	-
Money Market Funds	4,133,701	4,133,701	-	-
Total Investments in Securities:	$ 79,095,862	$ 77,797,315	$ 926,536	$ 372,011
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,291
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	644
Cost of Purchases	169,914
Proceeds of Sales	(10,488)
Amortization/Accretion	-
Transfers in to Level 3	82,952
Transfers out of Level 3	(33,302)
Ending Balance	$ 372,011
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2011	$ 644

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.2%
Canada	5.7%
United Kingdom	1.6%
Australia	1.2%
Ireland	1.2%
Brazil	1.1%
Netherlands Antilles	1.0%
Others (Individually Less Than 1%)	7.0%
100.0%
Income Tax Information

At December 31, 2010, the Fund had a capital loss carryforward of approximately $5,133,096,000 of which $2,230,781,000 and $2,902,315,000 will expire in fiscal 2016 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	June 30, 2011

Assets
Investment in securities, at value (including securities loaned of $376,287) - See accompanying schedule: Unaffiliated issuers (cost $43,871,460)	$ 67,029,458
Fidelity Central Funds (cost $4,133,701)	4,133,701
Other affiliated issuers (cost $4,437,761)	7,932,703
Total Investments (cost $52,442,922)		$ 79,095,862
Cash		2,087
Foreign currency held at value (cost $48)		48
Receivable for investments sold		147,649
Receivable for fund shares sold		117,528
Dividends receivable		50,498
Interest receivable		26
Distributions receivable from Fidelity Central Funds		610
Other receivables		2,742
Total assets		79,417,050

Liabilities
Payable for investments purchased Regular delivery	$ 447,740
Delayed delivery	6,195
Payable for fund shares redeemed	111,211
Accrued management fee	32,820
Other affiliated payables	9,953
Other payables and accrued expenses	2,323
Collateral on securities loaned, at value	382,617
Total liabilities		992,859

Net Assets		$ 78,424,191
Net Assets consist of:
Paid in capital		$ 56,200,275
Undistributed net investment income		24,757
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(4,453,599)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		26,652,758
Net Assets		$ 78,424,191

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	June 30, 2011

Contrafund: Net Asset Value, offering price and redemption price per share ($61,646,540 ÷ 873,057 shares)	$ 70.61

Class K: Net Asset Value, offering price and redemption price per share ($16,777,651 ÷ 237,577 shares)	$ 70.62

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended June 30, 2011

Investment Income
Dividends (including $19,319 earned from other affiliated issuers)		$ 317,053
Interest		24
Income from Fidelity Central Funds		4,474
Total income		321,551

Expenses
Management fee Basic fee	$ 216,410
Performance adjustment	18,169
Transfer agent fees	58,309
Accounting and security lending fees	1,511
Custodian fees and expenses	1,523
Independent trustees' compensation	198
Appreciation in deferred trustee compensation account	1
Registration fees	525
Audit	120
Legal	77
Miscellaneous	456
Total expenses before reductions	297,299
Expense reductions	(1,976)	295,323
Net investment income (loss)		26,228
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,351,400
Other affiliated issuers	125,959
Foreign currency transactions	(3,297)
Total net realized gain (loss)		1,474,062
Change in net unrealized appreciation (depreciation) on: Investment securities	1,791,061
Assets and liabilities in foreign currencies	(549)
Total change in net unrealized appreciation (depreciation)		1,790,512
Net gain (loss)		3,264,574
Net increase (decrease) in net assets resulting from operations		$ 3,290,802

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended June 30, 2011	Year ended December 31, 2010
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 26,228	$ (5,365)
Net realized gain (loss)	1,474,062	1,184,715
Change in net unrealized appreciation (depreciation)	1,790,512	9,616,515
Net increase (decrease) in net assets resulting from operations	3,290,802	10,795,865
Distributions to shareholders from net investment income	-	(11,023)
Distributions to shareholders from net realized gain	(94,475)	(443,362)
Total distributions	(94,475)	(454,385)
Share transactions - net increase (decrease)	695,763	216,951
Total increase (decrease) in net assets	3,892,090	10,558,431

Net Assets
Beginning of period	74,532,101	63,973,670
End of period (including undistributed net investment income of $24,757 and accumulated net investment loss of $1,471, respectively)	$ 78,424,191	$ 74,532,101

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Contrafund

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 67.73	$ 58.28	$ 45.26	$ 73.11	$ 65.21	$ 64.76
Income from Investment Operations
Net investment income (loss) D	.01	(.02)	.11	.23	.48	.41
Net realized and unrealized gain (loss)	2.96	9.86	13.11	(27.22)	12.34	6.92
Total from investment operations	2.97	9.84	13.22	(26.99)	12.82	7.33
Distributions from net investment income	-	(.01)	(.11)	(.21)	(.44)	(.39)
Distributions from net realized gain	(.09)	(.38)	(.09)	(.65)	(4.48)	(6.49)
Total distributions	(.09)	(.39)	(.20) H	(.86)	(4.92)	(6.88)
Net asset value, end of period	$ 70.61	$ 67.73	$ 58.28	$ 45.26	$ 73.11	$ 65.21
Total Return B, C	4.38%	16.93%	29.23%	(37.16)%	19.78%	11.54%
Ratios to Average Net Assets E, G
Expenses before reductions	.79% A	.92%	1.02%	.95%	.89%	.90%
Expenses net of fee waivers, if any	.79% A	.92%	1.02%	.95%	.89%	.90%
Expenses net of all reductions	.78% A	.91%	1.01%	.94%	.89%	.89%
Net investment income (loss)	.04% A	(.03)%	.22%	.37%	.68%	.62%
Supplemental Data
Net assets, end of period (in millions)	$ 61,647	$ 60,498	$ 57,225	$ 45,149	$ 81,144	$ 68,576
Portfolio turnover rate F	57% A	46%	58%	78%	56%	76%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.20 per share is comprised of distributions from net investment income of $.113 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended June 30,	Years ended December 31,
	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 67.70	$ 58.25	$ 45.23	$ 68.59
Income from Investment Operations
Net investment income (loss) D	.06	.06	.19	.22
Net realized and unrealized gain (loss)	2.95	9.87	13.11	(23.30)
Total from investment operations	3.01	9.93	13.30	(23.08)
Distributions from net investment income	-	(.01)	(.20)	(.28)
Distributions from net realized gain	(.09)	(.47)	(.09)	-
Total distributions	(.09)	(.48)	(.28) I	(.28)
Net asset value, end of period	$ 70.62	$ 67.70	$ 58.25	$ 45.23
Total Return B, C	4.44%	17.09%	29.43%	(33.63)%
Ratios to Average Net Assets E, H
Expenses before reductions	.67% A	.79%	.86%	.82% A
Expenses net of fee waivers, if any	.67% A	.79%	.86%	.82% A
Expenses net of all reductions	.66% A	.78%	.85%	.82% A
Net investment income (loss)	.17% A	.10%	.38%	.75% A
Supplemental Data
Net assets, end of period (in millions)	$ 16,778	$ 14,034	$ 6,749	$ 3,301
Portfolio turnover rate F	57% A	46%	58%	78%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to December 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.28 per share is comprised of distributions from net investment income of $.196 and distributions from net realized gain of $.085 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended June 30, 2011

(Amounts in thousands except ratios)

1. Organization.

Fidelity Contrafund (the Fund) is a fund of Fidelity Contrafund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Contrafund and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of June 30, 2011, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 26,448,169
Gross unrealized depreciation	(452,679)
Net unrealized appreciation (depreciation) on securities and other investments	$ 25,995,490
Tax cost	$ 53,100,372

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Fund's first fiscal year end subject to the Act will be December 31, 2011.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $21,656,841 and $21,522,029, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Contrafund as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .60% of the Fund's average net assets.

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Contrafund. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Contrafund	$ 54,234.17
Class K	4,075.05
	$ 58,309

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $373 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $130 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Security Lending - continued

U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $5,065. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,338, including $18 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,950 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $26.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended June 30, 2011	Year ended December 31, 2010
From net investment income
Contrafund	$ -	$ 9,746
Class K	-	1,277
Total	$ -	$ 11,023
From net realized gain
Contrafund	$ 76,134	$ 351,760
Class K	18,341	91,602
Total	$ 94,475	$ 443,362

Semiannual Report

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended June 30, 2011	Year ended December 31, 2010	Six months ended June 30, 2011	Year ended December 31, 2010
Contrafund
Shares sold	78,242	140,195	$ 5,460,446	$ 8,546,117
Reinvestment of distributions	1,058	5,490	73,836	351,012
Shares redeemed	(99,447)	(234,389)	(6,941,640)	(14,056,256)
Net increase (decrease)	(20,147)	(88,704)	$ (1,407,358)	$ (5,159,127)
Class K
Shares sold	52,708	121,022	$ 3,668,854	$ 7,167,377
Reinvestment of distributions	263	1,416	18,341	92,878
Shares redeemed	(22,691)	(30,996)	(1,584,074)	(1,884,177)
Net increase (decrease)	30,280	91,442	$ 2,103,121	$ 5,376,078

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Contrafund and the Shareholders of Fidelity Contrafund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Contrafund (a fund of Fidelity Contrafund) at June 30, 2011, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Contrafund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

August 11, 2011

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your workplace benefits (including your workplace savings plan, investments, and additional services) via your telephone or PC. You can access your plan and account information and research your investments 24 hours a day.

By Phone

Fidelity provides a single toll-free number to access plan information, account balances, positions, and quotes*. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Workplace
Investing
1-800-835-5092

By PC

Fidelity's web site on the Internet provides a wide range of information, including plan information, daily financial news, fund performance, interactive planning tools, and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.401k.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc. Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

CON-K-USAN-0811
1.863192.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Contrafund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 31, 2011